UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Conservative Portfolio

The fund's portfolio
12/31/11 (Unaudited)

COMMON STOCKS (32.3%)(a)
			Shares	Value

Basic materials (1.8%)

Agrium, Inc. (Canada)			201	$13,489

Albemarle Corp.			9,200	473,892

American Vanguard Corp.			2,233	29,788

Andersons, Inc. (The)			126	5,501

Archer Daniels-Midland Co.			682	19,505

Arkema (France)			171	12,080

BASF SE (Germany)			3,432	239,352

BHP Billiton, Ltd. (Australia)			13,134	463,612

Black Earth Farming, Ltd. SDR (Sweden)(NON)			2,463	4,946

Boise, Inc.			3,626	25,817

Cambrex Corp.(NON)			5,567	39,971

CF Industries Holdings, Inc.			136	19,717

Cresud S.A.C.I.F. y A. ADR (Argentina)			503	5,729

Cytec Industries, Inc.			6,400	285,760

Domtar Corp. (Canada)			3,094	247,396

Fletcher Building, Ltd. (New Zealand)			24,482	116,942

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			25,900	952,861

Georgia Gulf Corp.(NON)			1,091	21,264

Golden Agri-Resources, Ltd. (Singapore)			25,000	13,742

GrainCorp, Ltd. (Australia)			1,402	11,248

Horsehead Holding Corp.(NON)			1,522	13,713

Incitec Pivot, Ltd. (Australia)			4,025	12,771

Innophos Holdings, Inc.			2,552	123,925

Innospec, Inc.(NON)			1,330	37,333

International Flavors & Fragrances, Inc.			8,200	429,844

Intrepid Potash, Inc.(NON)			320	7,242

K&S AG (Germany)			1,130	50,951

KapStone Paper and Packaging Corp.(NON)			4,879	76,795

Koninklijke DSM NV (Netherlands)			4,904	227,232

Koppers Holdings, Inc.			1,720	59,099

Kraton Performance Polymers, Inc.(NON)			1,590	32,277

KWS Saat AG (Germany)			26	5,184

L.B. Foster Co. Class A			633	17,908

Louisiana-Pacific Corp.(NON)			4,725	38,131

LyondellBasell Industries NV Class A (Netherlands)			7,558	245,559

MeadWestvaco Corp.			17,111	512,474

Minerals Technologies, Inc.			697	39,401

Monsanto Co.			5,021	351,821

Mosaic Co. (The)			235	11,851

NewMarket Corp.			172	34,075

Nitto Denko Corp. (Japan)			13,100	467,949

Nufarm, Ltd. (Australia)(NON)			2,007	8,524

OM Group, Inc.(NON)(S)			2,480	55,527

PolyOne Corp.			5,058	58,420

Potash Corp. of Saskatchewan, Inc. (Canada)			687	28,359

PPG Industries, Inc.			10,100	843,249

PT Astra Agro Lestari Tbk (Indonesia)			3,000	7,178

Rio Tinto PLC (United Kingdom)			10,471	506,739

Rio Tinto, Ltd. (Australia)			8,780	543,429

Sealed Air Corp.			12,000	206,520

SLC Agricola SA (Brazil)			508	4,221

Sociedad Quimica y Minera de Chile SA ADR (Chile)			463	24,933

Syngenta AG (Switzerland)(NON)			2,185	643,084

TPC Group, Inc.(NON)			975	22,747

Vale Fertilizantes SA (Preference) (Brazil)(F)			1,278	17,170

Vilmorin & Cie (France)			59	5,613

Viterra, Inc. (Canada)			1,128	11,892

voestalpine AG (Austria)			8,091	227,658

W.R. Grace & Co.(NON)			2,936	134,821

Weyerhaeuser Co.(R)			15,300	285,651

Wilmar International, Ltd. (Singapore)			4,000	15,408

Yara International ASA (Norway)			389	15,582

				9,464,872
Capital goods (2.1%)

ABB, Ltd. (Switzerland)(NON)			33,556	631,290

AGCO Corp.(NON)			613	26,341

Aisin Seiki Co., Ltd. (Japan)			7,900	224,779

American Axle & Manufacturing Holdings, Inc.(NON)			2,277	22,520

Applied Industrial Technologies, Inc.			2,950	103,752

Autoliv, Inc. (Sweden)			4,900	262,101

AZZ, Inc.			566	25,719

Canon, Inc. (Japan)			8,600	380,540

Cascade Corp.			1,488	70,189

Chart Industries, Inc.(NON)			1,671	90,351

CNH Global NV (Netherlands)(NON)			422	15,188

Deere & Co.			329	25,448

Douglas Dynamics, Inc.			1,962	28,684

Dover Corp.			16,776	973,847

Duoyuan Global Water, Inc. ADR (China)(F)(NON)(S)			7,129	27,661

DXP Enterprises, Inc.(NON)			1,659	53,420

Emerson Electric Co.			21,817	1,016,454

European Aeronautic Defense and Space Co. NV (France)			8,887	276,485

Exide Technologies(NON)			3,255	8,561

Fluor Corp.			6,445	323,861

Franklin Electric Co., Inc.			1,179	51,357

Fuji Electric Co., Ltd. (Japan)			85,000	232,629

Generac Holdings, Inc.(NON)			1,455	40,784

Hitachi, Ltd. (Japan)			123,000	644,713

Lindsay Corp.			217	11,911

Lockheed Martin Corp.			12,303	995,313

LSB Industries, Inc.(NON)			2,204	61,809

Mitsubishi Electric Corp. (Japan)			59,000	564,116

NACCO Industries, Inc. Class A			206	18,379

National Presto Industries, Inc.			293	27,425

Newport Corp.(NON)			1,245	16,944

Parker Hannifin Corp.			12,900	983,625

Polypore International, Inc.(NON)			1,349	59,343

Powell Industries, Inc.(NON)			532	16,641

Raytheon Co.			19,231	930,396

Regal-Beloit Corp.			8,200	417,954

Sauer-Danfoss, Inc.(NON)			955	34,581

SembCorp Industries, Ltd. (Singapore)			69,000	214,707

Singapore Technologies Engineering, Ltd. (Singapore)			28,000	57,986

SKF AB Class B (Sweden)			21,700	458,159

Societe BIC SA (France)			2,393	211,871

Standard Motor Products, Inc.			2,538	50,887

Tetra Tech, Inc.(NON)			2,402	51,859

Thomas & Betts Corp.(NON)			2,502	136,609

TriMas Corp.(NON)			4,766	85,550

United Technologies Corp.			2,616	191,203

Zebra Technologies Corp. Class A(NON)			1,171	41,898

				11,195,840
Communication services (1.8%)

ADTRAN, Inc.			699	21,082

Allot Communications, Ltd. (Israel)(NON)			3,120	47,424

American Tower REIT, Inc. Class A(R)			10,300	618,103

Aruba Networks, Inc.(NON)			653	12,094

AT&T, Inc.			32,791	991,600

BroadSoft, Inc.(NON)(S)			751	22,680

BT Group PLC (United Kingdom)			178,760	527,891

Chorus, Ltd. (New Zealand)			39,447	95,801

Cincinnati Bell, Inc.(NON)			24,810	75,174

Comcast Corp. Class A			12,600	298,746

Deutsche Telekom AG (Germany)			14,119	161,987

DIRECTV Class A(NON)			24,103	1,030,644

EchoStar Corp. Class A(NON)			8,036	168,274

France Telecom SA (France)			17,976	281,320

GeoEye, Inc.(NON)			1,045	23,220

HSN, Inc.			1,246	45,180

IAC/InterActiveCorp.			25,900	1,103,340

InterDigital, Inc.			428	18,648

Kabel Deutschland Holding AG (Germany)(NON)			2,904	146,957

Loral Space & Communications, Inc.(NON)			876	56,835

Lumos Networks Corp.(NON)			1,225	18,792

MetroPCS Communications, Inc.(NON)			11,000	95,480

NeuStar, Inc. Class A(NON)			2,083	71,176

NII Holdings, Inc.(NON)			22,680	483,084

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			7,800	396,134

Premiere Global Services, Inc.(NON)			2,988	25,308

Tele2 AB Class B (Sweden)			8,348	162,258

Telecom Corp. of New Zealand, Ltd. (New Zealand)			197,237	315,620

USA Mobility, Inc.			2,575	35,715

Verizon Communications, Inc.			42,432	1,702,372

Vodafone Group PLC (United Kingdom)			116,456	323,324

				9,376,263
Conglomerates (0.4%)

3M Co.			1,751	143,109

General Electric Co.			73,515	1,316,654

Marubeni Corp. (Japan)			11,000	66,899

Siemens AG (Germany)			2,309	220,834

SPX Corp.			9,046	545,202

				2,292,698
Consumer cyclicals (3.9%)

Advance America Cash Advance Centers, Inc.			6,022	53,897

Advance Auto Parts, Inc.			8,200	570,966

Aeropostale, Inc.(NON)			639	9,745

Alliance Data Systems Corp.(NON)			360	37,382

Ameristar Casinos, Inc.			2,290	39,594

ANN, Inc.(NON)			1,886	46,735

Arbitron, Inc.			972	33,447

Ascena Retail Group, Inc.(NON)			1,854	55,101

Bayerische Motoren Werke (BMW) AG (Germany)			1,086	72,605

Belo Corp. Class A			3,820	24,066

Big Lots, Inc.(NON)			2,374	89,642

Brunswick Corp.			2,720	49,123

Buckle, Inc. (The)			1,581	64,615

Bunzl PLC (United Kingdom)			11,881	162,572

Burberry Group PLC (United Kingdom)			25,093	459,208

Cash America International, Inc.			805	37,537

Cato Corp. (The) Class A			851	20,594

Christian Dior SA (France)			677	80,017

Coach, Inc.			11,382	694,757

Compass Group PLC (United Kingdom)			11,751	111,263

Conn's, Inc.(NON)			3,892	43,201

Daimler AG (Registered Shares) (Germany)			4,363	191,519

Deluxe Corp.			2,864	65,185

Dillards, Inc. Class A			890	39,943

DSW, Inc. Class A			1,510	66,757

Dun & Bradstreet Corp. (The)			8,200	613,606

Elders, Ltd. (Australia)(NON)			12,016	3,197

Expedia, Inc.			9,600	278,592

Express, Inc.(NON)			3,433	68,454

EZCORP, Inc. Class A(NON)			3,789	99,916

FelCor Lodging Trust, Inc.(NON)(R)			26,644	81,264

Finish Line, Inc. (The) Class A			4,752	91,642

Foot Locker, Inc.			24,500	584,080

GameStop Corp. Class A(NON)(S)			11,031	266,178

Genesco, Inc.(NON)			958	59,147

GNC Holdings, Inc. Class A(NON)			3,133	90,700

Gordmans Stores, Inc.(NON)			778	9,779

Harman International Industries, Inc.			9,200	349,968

Helen of Troy, Ltd. (Bermuda)(NON)			1,038	31,867

Hillenbrand, Inc.			3,261	72,786

Hino Motors, Ltd. (Japan)			43,000	260,426

Iconix Brand Group, Inc.(NON)			1,804	29,387

Indofood Agri Resources, Ltd. (Singapore)(NON)			4,000	3,888

Industria de Diseno Textil (Inditex) SA (Spain)			3,163	258,427

Interpublic Group of Companies, Inc. (The)			49,100	477,743

Jos. A. Bank Clothiers, Inc.(NON)			889	43,348

Kimberly-Clark Corp.			15,900	1,169,604

Kingfisher PLC (United Kingdom)			45,032	175,073

Knology, Inc.(NON)			4,738	67,280

La-Z-Boy, Inc.(NON)			5,228	62,213

Leapfrog Enterprises, Inc.(NON)			19,294	107,853

Limited Brands, Inc.			15,000	605,250

M6-Metropole Television (France)			5,788	85,996

Men's Wearhouse, Inc. (The)			1,832	59,375

Moody's Corp.			7,054	237,579

Navistar International Corp.(NON)			5,812	220,159

News Corp. Class A			20,241	361,099

Next PLC (United Kingdom)			10,019	425,560

Nu Skin Enterprises, Inc. Class A			1,052	51,096

Omnicom Group, Inc.			19,300	860,394

OPAP SA (Greece)			10,296	90,979

Perry Ellis International, Inc.(NON)			3,206	45,589

Peugeot SA (France)			16,262	253,583

PVH Corp.			535	37,712

R. R. Donnelley & Sons Co.			19,900	287,157

Randstad Holding NV (Netherlands)			1,522	44,803

Rent-A-Center, Inc.			1,057	39,109

Scholastic Corp.			1,163	34,855

Select Comfort Corp.(NON)			2,014	43,684

Signet Jewelers, Ltd. (Bermuda)			901	39,608

Sinclair Broadcast Group, Inc. Class A			8,009	90,742

Sonic Automotive, Inc. Class A			10,805	160,022

Sony Corp. (Japan)			23,100	416,309

Steven Madden, Ltd.(NON)			1,342	46,299

Suzuki Motor Corp. (Japan)			15,600	321,608

Swire Pacific, Ltd. (Hong Kong)			40,500	487,653

SYKES Enterprises, Inc.(NON)			125	1,975

Tempur-Pedic International, Inc.(NON)			939	49,326

TJX Cos., Inc. (The)			18,200	1,174,810

TNS, Inc.(NON)			2,424	42,953

Town Sports International Holdings, Inc.(NON)			3,699	27,188

Trump Entertainment Resorts, Inc.(F)(NON)			115	489

TRW Automotive Holdings Corp.(NON)			6,400	208,640

ValueClick, Inc.(NON)			1,000	16,290

Vertis Holdings, Inc.(F)(NON)			278	3

VF Corp.			5,978	759,146

Viacom, Inc. Class B			14,158	642,915

Volkswagen AG (Preference) (Germany)			1,818	271,862

VOXX International Corp.(NON)			8,110	68,530

Wal-Mart Stores, Inc.			34,747	2,076,481

Walt Disney Co. (The)			6,000	225,000

Warnaco Group, Inc. (The)(NON)			1,580	79,063

Wet Seal, Inc. (The) Class A(NON)			11,777	38,393

Williams-Sonoma, Inc.			13,000	500,500

Wyndham Worldwide Corp.			6,500	245,895

				20,251,568
Consumer staples (3.2%)

AFC Enterprises(NON)			9,528	140,062

Associated British Foods PLC (United Kingdom)			3,663	62,930

Avis Budget Group, Inc.(NON)			6,247	66,968

Beacon Roofing Supply, Inc.(NON)			3,242	65,586

BRF - Brasil Foods SA ADR (Brazil)			695	13,587

Brinker International, Inc.			2,624	70,218

Bunge, Ltd.			264	15,101

Career Education Corp.(NON)			1,402	11,174

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)			22,000	1,416

Chiquita Brands International, Inc.(NON)			191	1,593

Coca-Cola Co. (The)			12,700	888,619

Core-Mark Holding Co., Inc.			661	26,176

Corn Products International, Inc.			282	14,830

Costco Wholesale Corp.			3,400	283,288

CVS Caremark Corp.			17,600	717,728

Denny's Corp.(NON)			16,376	61,574

Diageo PLC (United Kingdom)			18,078	394,479

DineEquity, Inc.(NON)			1,079	45,545

Dollar Thrifty Automotive Group(NON)			615	43,210

Domino's Pizza, Inc.(NON)			2,129	72,280

Dr. Pepper Snapple Group, Inc.			23,200	915,936

Elizabeth Arden, Inc.(NON)			3,236	119,861

Energizer Holdings, Inc.(NON)			5,034	390,034

Genuine Parts Co.			12,500	765,000

Glanbia PLC (Ireland)			749	4,483

Heineken Holding NV (Netherlands)			4,500	183,651

IOI Corp. Bhd (Malaysia)			7,000	11,863

Japan Tobacco, Inc. (Japan)			80	376,027

Kao Corp. (Japan)			9,400	256,635

Kerry Group PLC Class A (Ireland)			4,650	170,205

Koninklijke Ahold NV (Netherlands)			43,046	578,874

Kroger Co. (The)			21,100	511,042

Kuala Lumpur Kepong Bhd (Malaysia)			1,700	12,158

Libbey, Inc.(NON)			3,062	39,010

Lincoln Educational Services Corp.			1,300	10,270

Lorillard, Inc.			4,600	524,400

Maple Leaf Foods, Inc. (Canada)			531	5,645

McDonald's Corp.			4,589	460,414

Nestle SA (Switzerland)			13,174	756,356

Olam International, Ltd. (Singapore)			3,000	4,907

Papa John's International, Inc.(NON)			2,035	76,679

PepsiCo, Inc.			8,880	589,188

Philip Morris International, Inc.			23,295	1,828,192

Prestige Brands Holdings, Inc.(NON)			6,174	69,581

Procter & Gamble Co. (The)			20,617	1,375,360

PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Indonesia)			24,500	6,078

Reckitt Benckiser Group PLC (United Kingdom)			3,894	191,890

Safeway, Inc.			40,903	860,599

Sally Beauty Holdings, Inc.(NON)			2,256	47,669

Smithfield Foods, Inc.(NON)			336	8,158

Spartan Stores, Inc.			1,802	33,337

Spectrum Brands Holdings, Inc.(NON)			2,366	64,828

Starbucks Corp.			3,900	179,439

Tate & Lyle PLC (United Kingdom)			956	10,438

Tesco PLC (United Kingdom)			13,358	83,622

Toyota Tsusho Corp. (Japan)			15,700	277,173

TripAdvisor, Inc.			9,600	242,016

Tyson Foods, Inc. Class A			513	10,588

Unilever NV (Netherlands)			12,498	429,200

Unilever PLC (United Kingdom)			2,191	73,544

USANA Health Sciences, Inc.(NON)			833	25,298

Walgreen Co.			15,500	512,430

Wendy's Co. (The)			34,700	185,992

Yamazaki Baking Co., Inc. (Japan)			28,000	367,592

				16,642,026
Energy (3.4%)

Alpha Natural Resources, Inc.(NON)			1,171	23,924

Basic Energy Services, Inc.(NON)			4,090	80,573

BG Group PLC (United Kingdom)			17,153	365,828

BP PLC (United Kingdom)			43,847	312,684

Caltex Australia, Ltd. (Australia)			20,215	242,921

Cameron International Corp.(NON)			21,700	1,067,423

Chevron Corp.			13,717	1,459,489

Clayton Williams Energy, Inc.(NON)			613	46,514

Compagnie Generale de Geophysique-Veritas (France)(NON)			14,820	344,839

Compton Petroleum Corp. (Canada)(NON)			4,859	20,651

ConocoPhillips			16,669	1,214,670

Contango Oil & Gas Co.(NON)			726	42,239

CVR Energy, Inc.(NON)			2,729	51,114

Deepocean Group (Shell) (acquired 6/9/11, cost $83,651) (Norway)(RES)			5,769	98,073

Energy Partners, Ltd.(NON)			3,067	44,778

ENI SpA (Italy)			20,157	416,354

Exxon Mobil Corp.			48,378	4,100,519

Halliburton Co.			14,007	483,382

Helix Energy Solutions Group, Inc.(NON)			5,787	91,435

HollyFrontier Corp.			15,000	351,000

Key Energy Services, Inc.(NON)			6,728	104,082

Marathon Oil Corp.			18,200	532,714

Marathon Petroleum Corp.			9,050	301,275

Murphy Oil Corp.			14,800	824,952

Newpark Resources, Inc.(NON)			5,598	53,181

Occidental Petroleum Corp.			2,045	191,617

Oceaneering International, Inc.			24,000	1,107,120

Petrofac, Ltd. (United Kingdom)			8,141	181,803

Rosetta Resources, Inc.(NON)			1,267	55,115

Royal Dutch Shell PLC Class B (United Kingdom)			13,744	523,044

Schlumberger, Ltd.			3,800	259,578

Stallion Oilfield Holdings, Ltd.			720	24,120

Statoil ASA (Norway)			18,040	462,042

Stone Energy Corp.(NON)			5,207	137,361

Superior Energy Services(NON)			1,241	35,294

Swift Energy Co.(NON)			2,624	77,985

Tesoro Corp.(NON)			14,600	341,056

Total SA (France)			5,073	258,931

Unit Corp.(NON)			995	46,168

Vaalco Energy, Inc.(NON)			5,362	32,386

Valero Energy Corp.			49,000	1,031,450

W&T Offshore, Inc.			2,479	52,580

Walter Energy, Inc.			363	21,983

Western Refining, Inc.(NON)			2,298	30,540

				17,544,787
Financials (4.7%)

3i Group PLC (United Kingdom)			28,436	79,532

Affiliated Managers Group(NON)			5,000	479,750

Aflac, Inc.			10,200	441,252

Agree Realty Corp.(R)			1,649	40,203

AIA Group, Ltd. (Hong Kong)			59,200	184,516

Allianz SE (Germany)			1,532	146,414

Allied World Assurance Co. Holdings AG			9,168	576,942

American Capital Agency Corp.(R)			753	21,144

American Equity Investment Life Holding Co.			5,581	58,042

American Express Co.			9,000	424,530

American Financial Group, Inc.			1,623	59,872

American Safety Insurance Holdings, Ltd.(NON)			2,838	61,727

Amtrust Financial Services, Inc.			989	23,489

Annaly Capital Management, Inc.(R)			28,900	461,244

Anworth Mortgage Asset Corp.(R)			4,607	28,932

Arch Capital Group, Ltd.(NON)			4,968	184,959

Arlington Asset Investment Corp. Class A			1,193	25,447

Ashford Hospitality Trust, Inc.(R)			4,403	35,224

Aspen Insurance Holdings, Ltd.			1,706	45,209

Assurant, Inc.			11,200	459,872

Assured Guaranty, Ltd. (Bermuda)			12,604	165,617

Australia & New Zealand Banking Group, Ltd. (Australia)			33,472	701,440

AvalonBay Communities, Inc.(R)			1,500	195,900

Aviva PLC (United Kingdom)			83,035	385,471

Banco Latinoamericano de Exportaciones SA Class E (Panama)			4,031	64,698

Bank of America Corp.			79,261	440,691

Bank of Marin Bancorp.			728	27,366

Bank of the Ozarks, Inc.			2,427	71,912

Barclays PLC (United Kingdom)			131,899	357,311

Berkshire Hathaway, Inc. Class B(NON)			9,700	740,110

BNP Paribas SA (France)			8,421	329,666

Broadridge Financial Solutions, Inc.			7,900	178,145

Cardinal Financial Corp.			3,452	37,074

Cardtronics, Inc.(NON)			1,822	49,303

CBL & Associates Properties, Inc.(R)			4,476	70,273

Cheung Kong Holdings, Ltd. (Hong Kong)			9,000	106,639

Chubb Corp. (The)			5,100	353,022

Citigroup, Inc.			30,584	804,665

Citizens & Northern Corp.			2,191	40,468

CNO Financial Group, Inc.(NON)			7,596	47,931

Commerzbank AG (Germany)(NON)(S)			24,393	41,081

CommonWealth REIT(R)			7,293	121,356

CubeSmart(R)			2,722	28,962

Deutsche Bank AG (Germany)			7,314	276,444

DFC Global Corp.(NON)			1,696	30,630

East West Bancorp, Inc.			5,978	118,066

Education Realty Trust, Inc.(R)			5,173	52,920

Endurance Specialty Holdings, Ltd. (Bermuda)			8,500	325,125

Equity Residential Trust(R)			3,300	188,199

Extra Space Storage, Inc.(R)			1,365	33,074

Fifth Third Bancorp			28,700	365,064

Financial Institutions, Inc.			2,267	36,589

First Financial Bancorp			1,782	29,652

First Industrial Realty Trust(NON)(R)			3,056	31,263

Flushing Financial Corp.			3,914	49,434

FXCM, Inc. Class A			5,736	55,926

Glimcher Realty Trust(R)			4,087	37,600

Goldman Sachs Group, Inc. (The)			3,700	334,591

Hang Lung Group, Ltd. (Hong Kong)			60,000	328,459

Hartford Financial Services Group, Inc. (The)			26,800	435,500

Heartland Financial USA, Inc.			1,523	23,363

Home Bancshares, Inc.			1,665	43,140

HSBC Holdings PLC (London Exchange) (United Kingdom)			54,582	414,344

Hudson City Bancorp, Inc.			40,400	252,500

Huntington Bancshares, Inc.			46,500	255,285

Interactive Brokers Group, Inc. Class A			4,311	64,406

International Bancshares Corp.			2,682	49,174

Invesco Mortgage Capital, Inc.(R)			1,768	24,840

Israel Corp., Ltd. (The) (Israel)			459	287,177

JPMorgan Chase & Co.			38,482	1,279,527

Kinnevik Investment AB Class B (Sweden)			14,229	276,932

Lexington Realty Trust(R)			6,225	46,625

Lloyds Banking Group PLC (United Kingdom)(NON)			362,223	144,676

LTC Properties, Inc.(R)			2,438	75,237

Maiden Holdings, Ltd. (Bermuda)			3,784	33,148

MainSource Financial Group, Inc.			3,390	29,934

MarketAxess Holdings, Inc.			407	12,255

MFA Financial, Inc.(R)			3,895	26,174

Mission West Properties(R)			3,198	28,846

Mitsubishi UFJ Financial Group, Inc. (Japan)			53,200	225,687

Mizuho Financial Group, Inc. (Japan)			296,000	399,457

Morgan Stanley			28,100	425,153

Nasdaq OMX Group, Inc. (The)(NON)			16,800	411,768

National Australia Bank, Ltd. (Australia)			13,267	316,283

National Financial Partners Corp.(NON)			1,841	24,890

National Health Investors, Inc.(R)			2,621	115,272

Nelnet, Inc. Class A			2,043	49,992

Newcastle Investment Corp.(R)			8,471	39,390

Omega Healthcare Investors, Inc.(R)			1,825	35,314

Oriental Financial Group (Puerto Rico)			2,867	34,719

ORIX Corp. (Japan)			2,220	183,005

PNC Financial Services Group, Inc.			17,300	997,691

Popular, Inc. (Puerto Rico)(NON)			13,756	19,121

Portfolio Recovery Associates, Inc.(NON)			912	61,578

Protective Life Corp.			1,758	39,660

PS Business Parks, Inc.(R)			1,190	65,962

Rayonier, Inc.(R)			21,550	961,777

RenaissanceRe Holdings, Ltd.			3,506	260,741

Republic Bancorp, Inc. Class A			831	19,030

Saul Centers, Inc.(R)			872	30,886

Simon Property Group, Inc.(R)			2,800	361,032

Southside Bancshares, Inc.			2,644	57,269

St. Joe Co. (The)(NON)			4,151	60,854

Stancorp Financial Group			1,231	45,239

Standard Chartered PLC (United Kingdom)			5,643	122,862

Starwood Property Trust, Inc.(R)			1,320	24,433

State Street Corp.			5,800	233,798

Svenska Handelsbanken AB Class A (Sweden)			7,976	209,468

Swedbank AB Class A (Sweden)			16,004	206,888

Swiss Life Holding AG (Switzerland)(NON)			2,805	256,485

Symetra Financial Corp.			3,788	34,357

Tokio Marine Holdings, Inc. (Japan)			18,600	411,433

Transatlantic Holdings, Inc.			602	32,947

Travelers Cos., Inc. (The)			4,400	260,348

TrustCo Bank Corp.			5,031	28,224

U.S. Bancorp			24,600	665,430

Universal Health Realty Income Trust(R)			572	22,308

Urstadt Biddle Properties, Inc. Class A(R)			1,817	32,851

Virginia Commerce Bancorp, Inc.(NON)			5,559	42,971

Walker & Dunlop, Inc.(NON)			1,821	22,872

Washington Banking Co.			2,629	31,311

Webster Financial Corp.			1,722	35,112

Wells Fargo & Co.			25,383	699,555

Westfield Retail Trust (Australia)(R)			94,079	239,322

Westpac Banking Corp. (Australia)			17,509	357,387

Wheelock and Co., Ltd. (Hong Kong)			29,000	71,758

World Acceptance Corp.(NON)			679	49,907

				24,627,317
Health care (3.8%)

Abbott Laboratories			6,300	354,249

ABIOMED, Inc.(NON)			2,453	45,307

Aetna, Inc.			13,379	564,460

Affymetrix, Inc.(NON)			6,049	24,740

Air Methods Corp.(NON)			316	26,686

Allergan, Inc.			13,400	1,175,716

Amedisys, Inc.(NON)			550	6,001

AmerisourceBergen Corp.			16,600	617,354

AmSurg Corp.(NON)			1,469	38,253

AstraZeneca PLC (United Kingdom)			10,583	490,203

athenahealth, Inc.(NON)			495	24,314

AVEO Pharmaceuticals, Inc.(NON)			1,430	24,596

Bayer AG (Germany)			930	59,457

BioMarin Pharmaceuticals, Inc.(NON)			767	26,369

Cardinal Health, Inc.			11,400	462,954

Centene Corp.(NON)			1,683	66,630

Coloplast A/S Class B (Denmark)			1,044	149,863

Computer Programs & Systems, Inc.			367	18,757

Conmed Corp.(NON)			2,969	76,214

Cooper Companies, Inc. (The)			840	59,237

Covidien PLC (Ireland)			5,200	234,052

Cubist Pharmaceuticals, Inc.(NON)			2,761	109,391

Depomed, Inc.(NON)			3,835	19,865

Elan Corp. PLC ADR (Ireland)(NON)			7,093	97,458

Eli Lilly & Co.			21,953	912,367

Endo Pharmaceuticals Holdings, Inc.(NON)			8,686	299,928

Forest Laboratories, Inc.(NON)			26,924	814,720

Fresenius SE (Germany)			3,786	350,243

Gentiva Health Services, Inc.(NON)			1,090	7,358

Gilead Sciences, Inc.(NON)			28,800	1,178,784

GlaxoSmithKline PLC (United Kingdom)			37,993	866,340

Greatbatch, Inc.(NON)			2,813	62,167

Hi-Tech Pharmacal Co., Inc.(NON)			1,342	52,190

Humana, Inc.			6,000	525,660

ISTA Pharmaceuticals, Inc.(NON)			5,237	36,921

Jazz Pharmaceuticals, Inc.(NON)			4,853	187,471

Johnson & Johnson			19,309	1,266,284

Kensey Nash Corp.(NON)			1,048	20,111

Kindred Healthcare, Inc.(NON)			4,594	54,071

Laboratory Corp. of America Holdings(NON)			6,000	515,820

Lincare Holdings, Inc.			1,290	33,166

Magellan Health Services, Inc.(NON)			1,393	68,912

Medco Health Solutions, Inc.(NON)			16,200	905,580

Medicines Co. (The)(NON)			1,641	30,588

Medicis Pharmaceutical Corp. Class A			1,248	41,496

MELA Sciences, Inc.(NON)			6,799	25,088

Merck & Co., Inc.			17,688	666,838

Metropolitan Health Networks, Inc.(NON)			5,416	40,458

Molina Healthcare, Inc.(NON)			2,397	53,525

Momenta Pharmaceuticals, Inc.(NON)			956	16,625

Novartis AG (Switzerland)			8,846	505,339

Obagi Medical Products, Inc.(NON)			3,669	37,283

Omnicare, Inc.			3,278	112,927

Onyx Pharmaceuticals, Inc.(NON)			844	37,094

OraSure Technologies, Inc.(NON)			15,641	142,490

Orion Oyj Class B (Finland)			5,807	112,990

Par Pharmaceutical Cos., Inc.(NON)			4,407	144,241

Pernix Therapeutics Holdings(NON)			1,775	16,437

Pfizer, Inc.			51,269	1,109,461

Questcor Pharmaceuticals, Inc.(NON)			1,014	42,162

Roche Holding AG (Switzerland)			1,189	201,081

RTI Biologics, Inc.(NON)			10,060	44,666

Salix Pharmaceuticals, Ltd.(NON)			808	38,663

Sanofi (France)			8,919	652,612

Spectrum Pharmaceuticals, Inc.(NON)			3,383	49,493

STAAR Surgical Co.(NON)			3,537	37,103

Suzuken Co., Ltd. (Japan)			4,900	135,742

SXC Health Solutions Corp. (Canada)(NON)			711	40,157

Synergetics USA, Inc.(NON)			3,770	27,823

Synthes, Inc. (Switzerland)			1,368	228,990

Thoratec Corp.(NON)			885	29,701

Triple-S Management Corp. Class B (Puerto Rico)(NON)			2,720	54,454

United Therapeutics Corp.(NON)			547	25,846

UnitedHealth Group, Inc.			21,158	1,072,287

ViroPharma, Inc.(NON)			5,478	150,042

Waters Corp.(NON)			11,300	836,765

WellCare Health Plans, Inc.(NON)			965	50,663

Zoll Medical Corp.(NON)			508	32,095

				19,773,444
Technology (5.7%)

Acacia Research - Acacia Technologies (Tracking Stock)(NON)			1,918	70,026

Accenture PLC Class A			16,300	867,649

Actuate Corp.(NON)			15,473	90,672

Acxiom Corp.(NON)			4,107	50,146

Anixter International, Inc.(NON)			650	38,766

Apple, Inc.(NON)			24,417	9,888,885

Applied Materials, Inc.			86,300	924,273

Aspen Technology, Inc.(NON)			1,841	31,941

CA, Inc.			18,600	375,999

CACI International, Inc. Class A(NON)			573	32,042

Ceva, Inc.(NON)			1,323	40,034

Cirrus Logic, Inc.(NON)			2,163	34,284

Cisco Systems, Inc.			16,439	297,217

Coherent, Inc.(NON)			329	17,197

Computershare, Ltd. (Australia)			7,627	62,405

Concur Technologies, Inc.(NON)			674	34,232

Cypress Semiconductor Corp.(NON)			4,150	70,094

Dell, Inc.(NON)			50,402	737,381

EnerSys(NON)			2,270	58,952

Entegris, Inc.(NON)			6,794	59,278

Entropic Communications, Inc.(NON)(S)			8,527	43,573

Fair Isaac Corp.			2,814	100,854

FEI Co.(NON)			2,599	105,987

Fujitsu, Ltd. (Japan)			103,000	534,443

Google, Inc. Class A(NON)			3,081	1,990,018

GT Advanced Technologies, Inc.(NON)			1,304	9,441

Harris Corp.			5,700	205,428

Hewlett-Packard Co.			29,231	752,991

HomeAway, Inc.(NON)			987	22,948

Honeywell International, Inc.			24,600	1,337,010

IBM Corp.			9,895	1,819,493

Infineon Technologies AG (Germany)			24,712	186,000

Infospace, Inc.(NON)			2,097	23,046

InnerWorkings, Inc.(NON)			2,653	24,699

Integrated Silicon Solutions, Inc.(NON)			1,363	12,458

Intel Corp.			21,939	532,021

Ixia(NON)			4,498	47,274

KEMET Corp.(NON)			2,528	17,822

Kulicke & Soffa Industries, Inc.(NON)			6,767	62,595

L-3 Communications Holdings, Inc.			11,000	733,480

Lexmark International, Inc. Class A			972	32,144

LivePerson, Inc.(NON)			2,459	30,860

Manhattan Associates, Inc.(NON)			1,258	50,924

Microsoft Corp.			106,839	2,773,540

MicroStrategy, Inc.(NON)			394	42,678

Monotype Imaging Holdings, Inc.(NON)			3,140	48,953

Nanometrics, Inc.(NON)			1,515	27,906

NIC, Inc.(NON)			1,807	24,051

Nova Measuring Instruments, Ltd. (Israel)(NON)			4,564	33,637

Novellus Systems, Inc.(NON)			10,846	447,831

Omnivision Technologies, Inc.(NON)			1,629	19,931

Oracle Corp.			40,486	1,038,466

PC-Tel, Inc.			1,520	10,397

Photronics, Inc.(NON)			5,165	31,403

Plantronics, Inc.			814	29,011

QLogic Corp.(NON)			38,550	578,250

Qualcomm, Inc.			5,505	301,124

Quest Software, Inc.(NON)			2,200	40,920

RF Micro Devices, Inc.(NON)			9,627	51,986

SAP AG (Germany)			1,304	68,947

Silicon Graphics International Corp.(NON)(S)			1,528	17,511

STEC, Inc.(NON)(S)			3,364	28,897

Synchronoss Technologies, Inc.(NON)			1,215	36,705

Taleo Corp. Class A(NON)			639	24,723

Tech Data Corp.(NON)			8,610	425,420

Teradata Corp.(NON)			5,500	266,805

Teradyne, Inc.(NON)			48,169	656,543

TIBCO Software, Inc.(NON)			2,831	67,689

TTM Technologies, Inc.(NON)			6,195	67,897

Ultimate Software Group, Inc.(NON)			530	34,514

Unisys Corp.(NON)			719	14,171

Verint Systems, Inc.(NON)			1,628	44,835

Websense, Inc.(NON)			1,789	33,508

Western Digital Corp.(NON)			11,200	346,640

				30,091,871
Transportation (0.4%)

Alaska Air Group, Inc.(NON)			1,340	100,621

Central Japan Railway Co. (Japan)			75	632,996

ComfortDelgro Corp., Ltd. (Singapore)			82,000	89,335

Genesee & Wyoming, Inc. Class A(NON)			1,988	120,433

International Consolidated Airlines Group SA (United Kingdom)(NON)			36,633	82,136

Southwest Airlines Co.			26,456	226,463

Swift Transportation Co.(NON)			8,029	66,159

United Continental Holdings, Inc.(NON)			28,200	532,134

US Airways Group, Inc.(NON)(S)			5,101	25,862

Wabtec Corp.			672	47,006

Yangzijiang Shipbuilding Holdings, Ltd. (China)			486,000	340,049

				2,263,194
Utilities and power (1.1%)

AES Corp. (The)(NON)			42,729	505,911

Alliant Energy Corp.			6,243	275,379

Ameren Corp.			6,000	198,780

American Electric Power Co., Inc.			8,064	333,124

Chubu Electric Power, Inc. (Japan)			3,200	59,749

CMS Energy Corp.			12,000	264,960

Enel SpA (Italy)			54,850	222,274

Energias de Portugal (EDP) SA (Portugal)			140,172	433,704

Entergy Corp.			5,400	394,470

Exelon Corp.			23,200	1,006,184

NRG Energy, Inc.(NON)			12,900	233,748

Public Power Corp. SA (Greece)			4,788	23,292

Red Electrica Corp. SA (Spain)			12,517	534,082

RWE AG (Germany)			2,605	91,259

TECO Energy, Inc.			37,800	723,492

Toho Gas Co., Ltd. (Japan)			19,000	120,956

Westar Energy, Inc.			8,631	248,400

				5,669,764

Total common stocks (cost $146,642,714)				$169,193,644

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (24.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.3%)

Government National Mortgage Association Pass-Through Certificates 4 1/2s, TBA, January 1, 2042			$6,000,000	$6,538,594

				6,538,594
U.S. Government Agency Mortgage Obligations (23.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, December 1, 2040			838,580	861,870

Federal National Mortgage Association Pass-Through Certificates
7s, March 1, 2018			155,781	172,959
5 1/2s, TBA, January 1, 2042			35,000,000	38,111,273
4s, TBA, January 1, 2042			28,000,000	29,408,750
4s, TBA, January 1, 2027			29,000,000	30,588,202
3 1/2s, with due dates from December 1, 2040 to March 1, 2041			955,804	983,993
3 1/2s, TBA, January 1, 2042			23,000,000	23,657,657

				123,784,704

Total U.S. government and agency mortgage obligations (cost $129,305,286)				$130,323,298

CORPORATE BONDS AND NOTES (23.0%)(a)
			Principal amount	Value

Basic materials (1.5%)

AbitibiBowater, Inc. 144A company guaranty sr. notes 10 1/4s, 2018 (Canada)			$25,000	$27,563

Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013			255,000	259,192

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019			95,000	121,323

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			60,000	63,773

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)			420,000	464,597

Ardagh Glass Finance PLC sr. sec. unsub. notes Ser. REGS, 9 1/4s, 2016 (Ireland)		EUR	110,000	147,489

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017			$130,000	113,425

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			150,000	143,625

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 6 1/2s, 2019 (Canada)			370,000	457,156

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			95,000	100,938

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			120,000	123,900

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			195,000	210,113

Dow Chemical Co. (The) sr. unsec. notes 5 1/4s, 2041			105,000	110,733

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			105,000	137,374

Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015			140,000	155,781

Dynacast International, LLC/Dynacast Finance, Inc. 144A notes 9 1/4s, 2019			30,000	28,275

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			315,000	341,814

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			150,000	150,750

FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec notes 6 3/8s, 2016 (Australia)			50,000	48,500

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			90,000	90,900

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			105,000	106,050

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			105,000	100,590

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s, 2017 (Indonesia)			442,000	467,968

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			50,000	41,250

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			85,000	79,688

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			115,000	121,900

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			150,000	159,000

International Paper Co. sr. unsec. notes 9 3/8s, 2019			135,000	175,007

International Paper Co. sr. unsec. notes 7.95s, 2018			30,000	36,517

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			245,000	336,640

Lyondell Chemical Co. company guaranty notes 11s, 2018			246,904	269,743

Momentive Performance Materials, Inc. notes 9s, 2021			185,000	140,600

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014 (In default)(NON)			45,000	33,244

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A company guaranty sr. sub. notes 8 3/8s, 2018			150,000	149,250

Norbord, Inc. sr. unsub. plants equip. 7 1/4s, 2012 (Canada)			25,000	24,875

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			265,000	284,213

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)			135,000	—

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			277,000	378,042

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029			175,000	226,391

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			160,000	160,000

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			30,000	28,350

Solo Cup Co. company guaranty notes 10 1/2s, 2013			30,000	30,450

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			240,000	260,400

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2012			40,000	41,650

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			110,000	114,675

Thompson Creek Metals Co., Inc. company guaranty sr. unsec. notes 7 3/8s, 2018 (Canada)			105,000	93,450

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017			105,000	105,000

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015			180,000	181,800

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			135,000	82,350

Xstrata Finance Canada, Ltd. 144A company guaranty 5.8s, 2016 (Canada)			195,000	212,721

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec notes 6s, 2041 (Canada)			20,000	20,363

				7,759,398
Capital goods (1.1%)

Allied Waste North America, Inc. company guaranty sr. unsec. notes 6 7/8s, 2017			350,000	370,125

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			170,000	180,625

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			45,000	44,100

American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			15,000	14,850

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			164,000	177,940

Berry Plastics Corp. company guaranty notes FRN 4.421s, 2014			135,000	126,900

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018			45,000	45,225

Berry Plastics Corp. notes 9 3/4s, 2021			95,000	94,763

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016			40,000	38,600

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			190,000	216,242

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			190,000	194,750

Crown Americas, LLC/Crown Americas Capital Corp. III company guaranty sr. unsec. notes 6 1/4s, 2021			90,000	94,050

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	50,000	65,338

Exide Technologies sr. notes 8 5/8s, 2018			$165,000	127,050

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			110,000	112,475

John Deere Capital Corp. notes Ser. MTN, 5 1/4s, 2012			195,000	201,804

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			205,000	210,125

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			516,000	641,318

Meritor, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015			30,000	26,850

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			170,000	163,625

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			130,000	134,550

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			195,000	205,113

Reynolds Group DL Escrew, Inc./Reynolds Group Escrew, LLC 144A company guaranty sr. notes 8 3/4s, 2016			100,000	105,250

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			50,000	50,875

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			120,000	114,000

Ryerson, Inc. company guaranty sr. notes 12s, 2015			215,000	217,150

Staples, Inc. sr. unsec. notes 9 3/4s, 2014			245,000	280,151

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			165,000	169,125

Terex Corp. company guaranty sr. unsec. notes 10 7/8s, 2016			50,000	55,250

Terex Corp. sr. unsec. sub. notes 8s, 2017			185,000	181,300

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			210,000	217,350

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			150,000	161,625

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			135,000	145,125

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			437,000	516,230

				5,699,849
Communication services (2.4%)

Adelphia Communications Corp. escrow bonds zero %, 2012			125,000	375

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			205,000	202,304

American Tower REIT, Inc. sr. unsec. notes 7s, 2017(R)			317,000	357,981

AT&T, Inc. company guaranty sr. unsec. unsub. notes 5.35s, 2040			805,000	905,545

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018			95,000	109,965

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038			143,000	175,566

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030			80,000	107,607

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			85,000	87,975

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			330,000	365,475

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			60,000	64,350

CCH II, LLC/CCH II Capital company guaranty sr. unsec. notes 13 1/2s, 2016			38,152	44,066

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			40,000	42,650

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			115,000	116,725

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			65,000	68,575

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			50,000	52,000

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012			395,000	407,835

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			185,000	196,100

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			120,000	111,450

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			205,000	196,288

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			216,000	274,819

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2015			13,000	14,737

Cox Communications, Inc. 144A notes 5 7/8s, 2016			64,000	73,711

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			200,000	175,000

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			80,000	86,400

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			115,000	117,534

CSC Holdings, LLC 144A sr. unsec. unsub. notes 6 3/4s, 2021			60,000	63,150

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Germany)			163,000	227,370

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			90,000	90,450

Equinix, Inc. sr. unsec. notes 7s, 2021			65,000	68,900

France Telecom sr. unsec. unsub. notes 8 1/2s, 2031 (France)			171,000	243,832

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			201,000	202,623

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			85,000	87,019

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			125,000	127,813

Hughes Satellite Systems Corp. 144A sr. notes 6 1/2s, 2019			110,000	114,675

Hughes Satellite Systems Corp. 144A sr. unsec. notes 7 5/8s, 2021			90,000	94,500

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 7 1/2s, 2021 (Bermuda)			145,000	146,631

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			237,812	229,489

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			255,000	246,713

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			95,000	91,675

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			135,000	173,219

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			80,000	83,500

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			139,000	142,128

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019			20,000	19,700

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			25,000	26,531

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			125,000	126,875

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			35,000	32,025

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			80,000	90,800

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			165,000	163,350

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			205,000	221,400

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014			55,000	55,208

Qwest Corp. notes 6 3/4s, 2021			415,000	451,754

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			55,000	60,202

Rogers Communications, Inc. sec. notes 6 3/8s, 2014 (Canada)			330,000	363,869

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			15,000	16,313

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			135,000	145,463

Sprint Capital Corp. company guaranty 6 7/8s, 2028			245,000	174,869

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			300,000	268,875

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			135,000	112,050

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			105,000	110,119

Time Warner Cable, Inc. company guaranty sr. unsec. notes 7 1/2s, 2014			90,000	100,882

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 8 1/4s, 2014			325,000	366,922

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			230,000	271,795

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039			492,000	687,823

Verizon New Jersey, Inc. debs. 8s, 2022			165,000	209,046

Verizon Pennsylvania, Inc. debs. 8.35s, 2030			505,000	630,655

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)			180,000	202,050

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Netherlands)			320,000	286,400

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			70,000	74,988

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			280,000	303,100

				12,361,784
Consumer cyclicals (3.1%)

Academy Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			15,000	14,700

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			250,000	211,250

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			155,000	147,250

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			120,000	122,100

American Media, Inc. 144A notes 13 1/2s, 2018			7,394	5,989

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			85,000	87,550

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			65,000	68,250

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			105,000	78,488

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			55,000	37,675

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			40,000	27,300

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			170,000	109,013

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018			55,000	48,950

Building Materials Corp. 144A sr. notes 7s, 2020			45,000	48,375

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			85,000	89,250

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			75,000	78,750

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec notes 10s, 2019			80,000	78,200

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			190,000	130,150

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			395,000	419,194

CBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2030			160,000	203,552

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			35,000	38,063

Cengage Learning Acquisitions, Inc. 144A sr. notes 10 1/2s, 2015			70,000	50,225

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			145,000	126,513

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			550,000	571,849

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty sr. notes 8 1/4s, 2021			110,000	99,825

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			50,000	54,375

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			50,000	51,125

CityCenter Holdings LLC/CityCenter Finance Corp. 144A company guaranty sr. notes 10 3/4s, 2017(PIK)			237,506	244,928

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			60,000	50,550

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016			60,000	40,200

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014			100,000	75,000

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			195,000	210,600

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			90,000	91,800

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019			85,000	75,438

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 5s, 2021			105,000	112,373

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019			200,000	225,124

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			95,000	107,350

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			165,000	177,788

Entercom Radio, LLC 144A company guaranty sr. sub. notes 10 1/2s, 2019			105,000	105,000

Expedia, Inc. company guaranty sr. unsec. notes 7.456s, 2018			135,000	150,525

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			305,000	292,800

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			285,000	335,588

Ford Motor Credit Co., LLC sr. unsec. notes 7s, 2015			120,000	129,000

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			395,000	396,024

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			220,000	207,900

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			150,000	152,250

Home Depot, Inc. (The) sr. unsec. notes 5.95s, 2041			300,000	387,058

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			225,000	246,375

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			149,000	139,315

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			105,000	96,075

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			200,000	212,000

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	50,000	63,014

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			$100,000	106,000

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			70,000	74,200

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			60,000	58,950

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016			40,000	41,600

Liberty Interactive, LLC debs. 8 1/4s, 2030			120,000	115,350

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			90,000	95,400

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			165,000	146,025

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			110,000	122,782

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			175,000	7,875

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			160,000	156,800

MGM Resorts International company guaranty sr. notes 9s, 2020			45,000	49,838

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			75,000	69,375

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			90,000	85,500

MGM Resorts International sr. notes 10 3/8s, 2014			20,000	22,850

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			80,000	84,792

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019			270,000	229,500

Navistar International Corp. sr. notes 8 1/4s, 2021			139,000	147,340

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			80,000	76,200

News America Holdings, Inc. company guaranty 7 3/4s, 2024			300,000	370,788

News America Holdings, Inc. debs. 7 3/4s, 2045			363,000	444,447

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			165,000	178,200

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021			80,000	67,600

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018			80,000	75,800

Owens Corning company guaranty sr. unsec. notes 9s, 2019			235,000	280,238

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			25,000	27,188

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			170,000	174,250

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			55,000	58,850

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			135,000	128,250

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			30,000	31,725

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015			160,000	158,400

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			95,000	94,050

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			160,000	128,800

QVC Inc. 144A sr. notes 7 3/8s, 2020			115,000	122,763

Realogy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			10,000	9,000

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			140,000	109,200

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			145,000	155,513

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			125,000	131,563

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			126,000	128,520

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			235,000	179,775

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020			85,000	86,275

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014			30,000	29,700

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016			120,000	131,100

Sears Holdings Corp. company guaranty 6 5/8s, 2018			70,000	53,200

Standard Pacific Corp. company guaranty sr. unsec. unsub. notes 7s, 2015			20,000	19,100

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			90,000	92,250

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023			115,000	149,776

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			565,000	609,171

Time Warner, Inc. debs. 9.15s, 2023			105,000	143,625

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			50,000	50,500

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			215,000	235,156

Travelport, LLC company guaranty 11 7/8s, 2016			35,000	10,150

Travelport, LLC company guaranty 9 7/8s, 2014			115,000	68,425

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			150,000	82,875

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	55,000	72,395

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			$120,000	128,100

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			185,000	168,350

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			198,000	273,534

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			120,000	141,232

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4 7/8s, 2040			655,000	756,370

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			50,000	53,059

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			120,000	121,782

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			60,000	66,600

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			70,000	79,450

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			160,000	168,000

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015			175,000	176,750

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			80,000	70,000

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			125,000	128,750

				16,233,008
Consumer staples (1.7%)

ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015			70,000	77,875

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			185,000	248,901

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			450,000	527,762

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			30,000	30,900

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			50,000	51,750

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			75,000	75,563

Bunge Ltd., Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			10,000	12,172

Bunge Ltd., Finance Corp. company guaranty unsec. unsub. notes 4.1s, 2016			90,000	92,446

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			140,000	152,425

Central Garden & Pet Co. company guaranty sr. sub. notes 8 1/4s, 2018			30,000	29,400

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			121,504	115,733

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			60,000	45,600

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015			107,912	85,250

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			130,000	142,838

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			140,000	152,250

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			205,000	234,821

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			110,000	111,650

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			50,000	53,250

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			115,000	113,563

Delhaize Group company guaranty sr. unsec. bond 5 7/8s, 2014 (Belgium)			370,000	400,197

Diageo Capital PLC company guaranty 5 3/4s, 2017 (United Kingdom)			235,000	275,757

Diageo Investment Corp. company guaranty 8s, 2022 (Canada)			135,000	180,171

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			145,000	155,694

Dole Food Co. sr. notes 13 7/8s, 2014			21,000	24,255

Dole Food Co. 144A sr. notes 8s, 2016			35,000	36,488

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			190,000	197,600

General Mills, Inc. sr. unsec. notes 5.65s, 2019			200,000	237,587

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014			15,000	15,075

Hertz Corp. company guaranty sr. unsec. notes 7 1/2s, 2018			75,000	78,375

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	70,000	93,004

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$40,000	45,350

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			625,000	584,375

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			350,000	449,667

Kroger Co. company guaranty 6 3/4s, 2012			150,000	152,499

Landry's Acquisition Co. 144A company guaranty notes 11 5/8s, 2015			30,000	31,575

Landry's, Inc. company guaranty sr. notes 11 5/8s, 2015			40,000	42,100

Libbey Glass, Inc. sr. notes 10s, 2015			77,000	82,390

McDonald's Corp. sr. unsec. bond 6.3s, 2037			300,000	416,407

McDonald's Corp. sr. unsec. notes 5.7s, 2039			270,000	350,058

Michael Foods, Inc. company guaranty sr. unsec notes 9 3/4s, 2018			95,000	99,988

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			82,000	110,705

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp. company guaranty sr. unsec. notes 9 1/4s, 2015			100,000	102,625

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			250,000	256,250

Reddy Ice Corp. company guaranty sr. notes 11 1/4s, 2015			115,000	107,956

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			375,000	398,906

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			105,000	104,869

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			157,000	143,263

Roadhouse Financing, Inc. notes 10 3/4s, 2017			65,000	63,213

Service Corporation International sr. notes 7s, 2019			90,000	94,725

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			65,000	75,563

Spectrum Brands, Inc. sr. notes 9 1/2s, 2018			115,000	125,781

Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019			103,576	112,639

Spectrum Brands, Inc. 144A company guaranty notes 9 1/2s, 2018			45,000	49,219

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			80,000	80,400

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			45,000	51,975

United Rentals North America, Inc. company guaranty sr. unsec. sub. notes 8 3/8s, 2020			50,000	48,875

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			30,000	31,425

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			175,000	192,500

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			120,000	119,100

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			295,000	328,603

				8,901,353
Energy (2.8%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			75,000	72,563

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			80,000	77,600

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			585,000	707,780

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			60,000	67,938

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017			30,000	34,774

Apache Corp. sr. unsec. unsub. notes 3 5/8s, 2021			425,000	458,768

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			75,000	76,688

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			100,000	102,000

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			99,000	99,495

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			45,000	29,588

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			570,000	597,586

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			160,000	161,600

Carrizo Oil & Gas, Inc. 144A company guaranty sr. unsec notes 8 5/8s, 2018			25,000	25,125

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			155,000	167,400

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017			155,000	160,425

Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013			230,000	243,225

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			40,000	40,000

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			110,000	114,400

Complete Production Services, Inc. company guaranty 8s, 2016			80,000	83,200

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			110,000	114,675

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			380,000	419,900

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			20,000	21,900

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			30,000	30,300

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			230,000	251,275

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			109,000	121,808

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			45,000	46,800

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			215,000	203,175

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			60,000	62,700

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			55,000	48,400

Forbes Energy Services Ltd. company guaranty sr. unsec notes 9s, 2019			150,000	140,250

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A company guaranty sr. notes 7 5/8s, 2018			95,000	99,513

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)			438,000	444,570

Gazprom Via Gaz Capital SA 144A company guaranty sr. unsec. bond 8.146s, 2018 (Russia)			288,000	324,325

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)			1,200,000	1,343,532

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019			165,000	165,000

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016			265,000	275,600

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			75,000	72,938

Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014			35,000	35,219

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021			92,000	92,460

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			40,000	50,136

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			100,000	100,000

Kodiak Oil & Gas Corp. 144A sr. notes 8 1/8s, 2019			115,000	119,169

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019			160,000	169,600

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			125,000	141,653

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			50,000	51,125

Milagro Oil & Gas company guaranty notes 10 1/2s, 2016			110,000	77,000

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012			70,000	71,618

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016			165,000	169,125

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			50,000	53,500

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			285,000	316,095

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			170,000	183,813

Peabody Energy Corp. company guaranty 7 3/8s, 2016			160,000	176,000

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			20,000	21,000

Peabody Energy Corp. 144A sr. unsec. notes 6s, 2018			225,000	229,500

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			2,165,000	1,693,831

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018			255,000	276,675

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			165,000	172,838

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			185,000	209,975

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			85,000	94,350

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			125,000	135,000

Sabine Pass LNG LP sec. notes 7 1/2s, 2016			165,000	165,825

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			50,000	49,625

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			90,000	90,900

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			585,000	626,646

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019			50,000	52,000

SM Energy Co. 144A sr. unsec. notes 6 1/2s, 2021			45,000	46,350

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			170,000	201,238

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			20,000	20,600

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			60,000	60,000

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039			270,000	365,227

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037			90,000	100,675

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017			100,000	111,719

Weatherford International, Ltd. sr. notes 5 1/2s, 2016 (Switzerland)			105,000	115,477

Whiting Petroleum Corp. company guaranty 7s, 2014			85,000	90,525

Williams Cos., Inc. (The) notes 7 3/4s, 2031			9,000	11,195

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			30,000	36,922

WPX Energy, Inc. 144A sr. unsec. notes 6s, 2022			60,000	61,425

WPX Energy, Inc. 144A sr. unsec. notes 5 1/4s, 2017			135,000	135,675

				14,488,522
Financials (5.3%)

Abbey National Treasury Service bank guaranty sr. unsec. unsub. notes FRN 2.002s, 2014 (United Kingdom)			255,000	232,148

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			85,000	77,988

Aflac, Inc. sr. unsec. notes 6.9s, 2039			135,000	150,102

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			80,000	77,168

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			115,000	121,325

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			50,000	51,250

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			50,000	50,500

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.727s, 2014			114,000	99,045

Ally Financial, Inc. unsec. sub. notes 8s, 2018			60,000	58,950

American Express Co. sr. unsec. notes 8 1/8s, 2019			625,000	808,044

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			205,000	182,450

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			639,000	622,109

American International Group, Inc. sr. unsec. unsub. notes 4 1/4s, 2014			355,000	344,838

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			615,000	619,348

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017			750,000	676,433

Bank of Montreal sr. unsec. bond 2 1/8s, 2013 (Canada)			200,000	203,242

Bank of New York Mellon Corp. (The) sr. unsec. notes 4.3s, 2014			160,000	171,672

Bank of New York Mellon Corp. (The) sr. unsec. notes 2.95s, 2015			140,000	145,351

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			65,000	65,828

Barclays Bank PLC jr. unsec. sub. notes FRN 6.278s, 2049 (United Kingdom)			325,000	210,438

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			355,000	371,735

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			420,000	379,788

Bear Stearns Cos., Inc. (The) notes 5.7s, 2014			5,000	5,438

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			46,000	53,928

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.257s, 2012			39,625	39,585

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			140,000	139,171

Capital One Capital III company guaranty 7.686s, 2036			255,000	254,363

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			100,000	98,000

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			95,000	97,375

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			35,000	40,338

CIT Group, Inc. 144A bonds 7s, 2017			995,000	993,756

CIT Group, Inc. 144A bonds 7s, 2016			430,000	429,463

Citigroup, Inc. sr. notes 6 1/2s, 2013			605,000	629,783

Citigroup, Inc. sub. notes 5s, 2014			225,000	222,684

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032			976,000	905,169

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			115,000	121,325

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			205,000	202,950

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN 5.86s, 2017 (United Kingdom)			431,000	350,188

Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014 (United Kingdom)			155,000	157,678

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub. bonds FRB 5.628s, Perpetual Maturity			1,000,000	715,000

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)			339,000	374,601

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			150,000	145,500

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			20,000	22,600

GATX Financial Corp. notes 5.8s, 2016			130,000	139,910

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067			1,450,000	1,424,625

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			525,000	614,744

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			1,105,000	1,227,735

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			290,000	306,730

HSBC Finance Capital Trust IX FRN 5.911s, 2035			400,000	332,000

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			310,000	320,663

HSBC Holdings PLC sr. unsec. notes 4 7/8s, 2022 (United Kingdom)			365,000	385,346

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			80,000	79,400

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			23,000	23,058

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			195,000	202,800

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			25,000	23,063

JPMorgan Chase & Co. sr. notes 6s, 2018			336,000	374,868

JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036			1,320,000	1,324,950

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			95,000	95,594

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			510,000	482,012

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018			236,000	232,682

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037			385,000	399,438

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec notes 6 7/8s, 2021(R)			45,000	44,606

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			100,000	106,750

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			425,000	449,283

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			100,000	99,250

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			105,000	105,525

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			1,129,000	1,166,833

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037			190,000	191,900

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			20,000	18,650

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			110,000	84,700

Prudential Financial, Inc. jr. unsec. sub. notes FRN 8 7/8s, 2038			245,000	279,300

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015			205,000	143,500

Royal Bank of Scotland PLC (The) bank guaranty sr. unsec. unsub. notes 3.95s, 2015 (United Kingdom)			340,000	316,951

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			100,000	103,625

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			93,000	89,309

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			7,000	7,758

Simon Property Group LP sr. unsec. unsub. notes 4 1/8s, 2021(R)			160,000	167,558

SLM Corp. sr. notes Ser. MTN, 8s, 2020			155,000	156,550

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			110,000	113,300

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 4 7/8s, 2012			55,000	52,800

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.332s, 2014			20,000	18,250

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)			295,000	300,651

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017(R)			140,000	145,193

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)			180,000	186,285

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			600,000	588,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,887,000	1,929,458

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017			500,000	552,112

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			60,000	67,790

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			155,000	155,753

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			80,000	85,383

Westpac Capital Trust III 144A unsec. sub. notes FRN 5.819s, Perpetual Maturity (Australia)			230,000	223,774

Willis Group North America, Inc. company guaranty 6.2s, 2017			40,000	43,981

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037			411,000	369,900

				28,072,943
Health care (1.2%)

Abbott Laboratories sr. unsec. notes 5 7/8s, 2016			126,000	147,812

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			318,000	397,628

Amgen, Inc. sr. unsec. notes 3.45s, 2020			500,000	489,824

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			99,000	133,425

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			80,000	78,400

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			110,000	118,800

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			115,000	116,725

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			350,000	359,996

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	124,283

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$130,000	116,025

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			55,000	56,513

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018			80,000	81,900

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			165,000	176,138

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			90,000	89,775

Endo Pharmaceutical Holdings, Inc. company guaranty sr. unsec notes 7s, 2019			130,000	138,450

Grifols, Inc. company guaranty sr. unsec notes 8 1/4s, 2018			110,000	115,500

HCA, Inc. sr. notes 6 1/2s, 2020			350,000	362,250

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			100,000	102,250

Health Management Associates, Inc. sr. notes 6 1/8s, 2016			125,000	129,375

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec notes 8 3/8s, 2019			185,000	161,413

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			110,000	115,500

Johnson & Johnson sr. unsec. notes 4.85s, 2041			335,000	401,997

Kinetics Concept/KCI USA 144A company guaranty notes 10 1/2s, 2018			155,000	151,900

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			85,000	88,400

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			60,000	74,598

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			35,000	33,600

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			38,449	38,353

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			80,000	83,400

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			34,000	38,845

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			115,000	129,088

Tenet Healthcare Corp. 144A company guaranty notes 6 1/4s, 2018			125,000	127,188

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Netherland Antilles)			410,000	426,384

United Surgical Partners International, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2017			85,000	84,788

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			355,000	373,074

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			35,000	34,563

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			25,000	24,938

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			35,000	34,956

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			4,000	2,500

WellPoint, Inc. notes 7s, 2019			260,000	315,478

				6,076,032
Technology (1.2%)

Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017			25,000	25,938

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			120,000	123,300

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015			105,000	94,500

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			135,000	121,500

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			5,000	4,850

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			220,000	170,500

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			595,000	645,801

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018			325,000	318,500

Dell, Inc. sr. unsec. notes 5 7/8s, 2019			365,000	428,628

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019			120,000	114,600

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			60,000	64,800

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			20,000	21,650

First Data Corp. company guaranty sr. unsec notes 12 5/8s, 2021			180,000	156,600

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			159,181	151,819

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			130,000	116,350

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			65,000	61,100

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			107,000	111,548

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			210,000	224,438

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			125,000	134,782

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			183,000	203,398

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			255,000	311,513

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			150,000	169,335

Iron Mountain, Inc. company guaranty 8 3/4s, 2018			5,000	5,200

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			45,000	47,588

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			25,000	26,063

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015(F)			119,000	102,340

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			475,000	545,728

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			195,000	212,550

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			310,000	377,666

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037			420,000	428,006

Seagate HDD Cayman 144A company guaranty sr. unsec. notes 7 3/4s, 2018 (Cayman Islands)			75,000	79,781

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			165,000	169,538

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			105,000	110,775

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			230,000	281,669

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			164,000	178,783

				6,341,137
Transportation (0.3%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			185,000	179,450

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			230,000	236,900

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			300,000	358,618

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			65,000	74,606

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			149,132	160,317

Northwest Airlines Corp. pass-through certificates Ser. 00-1, 7.15s, 2019			374,615	373,210

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			125,000	131,563

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014			100,000	109,681

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			108,099	107,288

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			115,000	48,875

				1,780,508
Utilities and power (2.4%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			150,000	165,000

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			135,000	145,463

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			120,000	138,490

Arizona Public Services Co. sr. unsec. notes 5.05s, 2041			155,000	173,977

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			55,000	72,746

Beaver Valley Funding Corp. sr. bonds 9s, 2017			483,000	508,150

Boardwalk Pipelines LP company guaranty 5 7/8s, 2016			288,000	323,475

Bruce Mansfield Unit pass-through certificates 6.85s, 2034			973,578	1,051,465

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			75,000	81,000

Calpine Corp. 144A sr. notes 7 1/4s, 2017			175,000	183,750

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			25,000	27,531

Commonwealth Edison Co. 1st mtge. 5.9s, 2036			208,000	255,080

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 7 1/4s, 2021			65,000	70,200

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016			145,000	154,425

Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B, 2.879s, 2066			853,000	716,836

Dominion Resources, Inc. unsub. notes 5.7s, 2012			126,000	130,225

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			435,000	438,646

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)			205,000	134,275

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			40,000	29,200

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			20,000	19,400

Edison Mission Energy sr. unsec. notes 7.2s, 2019			135,000	84,375

Edison Mission Energy sr. unsec. notes 7s, 2017			5,000	3,250

El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032			35,000	40,425

El Paso Corp. sr. unsec. notes 7s, 2017			210,000	230,087

Electricite de France 144A notes 6 1/2s, 2019 (France)			245,000	277,151

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			75,000	78,750

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			107,000	112,885

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			140,000	152,950

Energy Transfer Partners LP sr. unsec. unsub. notes 5.65s, 2012			205,000	209,443

Energy Transfer Partners LP sr. unsec. unsub. notes 4.65s, 2021			100,000	97,960

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 5.7s, 2042			290,000	315,951

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.2s, 2016			40,000	41,418

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			180,000	182,700

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			65,000	70,200

ITC Holdings Corp. 144A notes 5 7/8s, 2016			285,000	324,468

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			225,000	262,519

Kansas Gas and Electric Co. bonds 5.647s, 2021			62,078	66,137

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020			300,000	352,747

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029			430,000	535,259

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019			310,000	387,746

NRG Energy, Inc. company guaranty 7 3/8s, 2017			55,000	56,788

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			265,000	258,375

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			125,000	129,519

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034			153,000	189,389

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016			985,000	1,128,749

Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012			10,581	10,581

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			90,000	100,384

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			215,000	272,616

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			337,000	333,630

Spectra Energy Capital, LLC sr. notes 8s, 2019			215,000	272,975

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			5,000	5,608

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			130,000	71,500

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016(PIK)			342,291	122,369

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			165,000	140,044

Total Capital SA company guaranty sr. unsec. unsub. notes 3s, 2015 (France)			395,000	417,525

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)			155,000	155,522

Union Electric Co. sr. sec. notes 6.4s, 2017			265,000	316,756

West Penn Power Co. 144A 1st mtge. 5.95s, 2017			45,000	53,462

				12,681,547

Total corporate bonds and notes (cost $113,265,042)				$120,396,081

MORTGAGE-BACKED SECURITIES (6.7%)(a)
			Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 06-1, Class 5A1, 3.31s, 2036			$425,921	$178,887

American Home Mortgage Assets FRB Ser. 06-6, Class A1A, 0.484s, 2046			770,945	331,507

Banc of America Commercial Mortgage, Inc. Ser. 06-5, Class A2, 5.317s, 2047			2,008,728	2,030,232

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.866s, 2042			4,657,463	88,604
Ser. 04-5, Class XC, IO, 0.721s, 2041			6,433,561	114,009
Ser. 07-5, Class XW, IO, 0.421s, 2051			17,270,104	286,148
Ser. 05-1, Class XW, IO, 0.075s, 2042			16,668,363	8,218

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.298s, 2032			124,000	128,471
Ser. 04-PR3I, Class X1, IO, 0.256s, 2041			3,560,735	61,184

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 06-PW14, Class X1, IO, 0.166s, 2038			7,664,649	122,634

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.156s, 2049			74,272,251	958,112

Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-C8, Class XS, IO, 0.171s, 2046			35,201,346	462,295
Ser. 05-C6, Class XC, IO, 0.064s, 2044			12,697,279	70,447

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.68s, 2036			2,271,302	1,288,964
FRB Ser. 06-OA10, Class 3A1, 0.484s, 2046			1,361,311	588,223

Credit Suisse Mortgage Capital Certificates Ser. 06-C5, Class AX, IO, 0.156s, 2039			14,840,428	208,508

CS First Boston Mortgage Securities Corp. Ser. 05-C5, Class AJ, 5.1s, 2038(F)			268,000	247,684

CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 03-CK2, Class G, 5.744s, 2036			487,000	476,413
Ser. 03-C3, Class AX, IO, 1.733s, 2038			10,309,200	163,432

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust FRB Ser. 06-AR3, Class A5, 0.464s, 2036			339,281	206,961

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.673s, 2037			364,311	568,192
IFB Ser. 2979, Class AS, 23.253s, 2034			65,108	87,182
IFB Ser. 3072, Class SB, 22.63s, 2035			513,691	771,616
IFB Ser. 3249, Class PS, 21.357s, 2036			531,451	769,597
IFB Ser. 3065, Class DC, 19.025s, 2035			334,894	503,125
IFB Ser. 2990, Class LB, 16.234s, 2034			401,668	541,974
IFB Ser. 3287, Class SE, IO, 6.422s, 2037			1,294,852	166,311
IFB Ser. 3835, Class SC, IO, 6.372s, 2038			1,766,330	313,541
IFB Ser. 3708, Class SQ, IO, 6.272s, 2040			1,824,825	240,731
IFB Ser. 3934, Class SA, IO, 6.122s, 2041			3,142,644	542,389
Ser. 3747, Class HI, IO, 4 1/2s, 2037			142,218	16,978
Ser. 3751, Class MI, IO, 4s, 2034			3,114,919	188,920
Ser. 3707, Class HI, IO, 4s, 2023			242,358	9,779
Ser. 3327, Class IF, IO, zero %, 2037			10,307	1
Ser. 3391, PO, zero %, 2037			42,863	37,597
Ser. 3300, PO, zero %, 2037			348,515	317,716
Ser. 3206, Class EO, PO, zero %, 2036			27,877	25,394
FRB Ser. 3326, Class YF, zero %, 2037			18,668	17,163
FRB Ser. 3326, Class WF, zero %, 2035			40,666	37,370

Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.011s, 2037			127,719	260,733
IFB Ser. 06-62, Class PS, 38.138s, 2036			161,525	277,472
IFB Ser. 06-8, Class HP, 23.49s, 2036			313,772	499,760
IFB Ser. 05-45, Class DA, 23.343s, 2035			558,224	886,243
IFB Ser. 05-75, Class GS, 19.369s, 2035			236,870	334,061
IFB Ser. 05-106, Class JC, 19.214s, 2035			109,623	169,254
IFB Ser. 05-83, Class QP, 16.631s, 2034			73,707	99,061
Ser. 07-14, Class KO, PO, zero %, 2037			118,662	107,105
Ser. 07-64, Class LO, PO, zero %, 2037			215,232	198,020
Ser. 06-125, Class OX, PO, zero %, 2037			20,436	19,222
Ser. 06-84, Class OT, PO, zero %, 2036			22,097	20,481
FRB Ser. 06-104, Class EK, zero %, 2036			6,195	6,009

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.094s, 2020			558,870	13,972

First Union National Bank-Bank of America Commercial Mortgage 144A Ser. 01-C1, Class 3, IO, 1.269s, 2033			569,796	23

First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029			538,000	553,543
Ser. 97-C2, Class G, 7 1/2s, 2029			288,000	305,280

First Union-Lehman Brothers-Bank of America 144A Ser. 98-C2, Class G, 7s, 2035			703,000	690,698

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.141s, 2043			12,742,069	96,840
Ser. 05-C3, Class XC, IO, 0.081s, 2045			169,420,626	791,494

GMAC Commercial Mortgage Securities, Inc. Ser. 05-C1, Class X1, IO, 0.239s, 2043			11,682,324	158,623

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036			37,973	32,656

Government National Mortgage Association
IFB Ser. 11-35, Class AS, IO, 5.815s, 2037			3,073,013	331,434
Ser. 10-150, Class WI, IO, 5s, 2038			2,039,107	259,721
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			2,184,507	346,157
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			3,472,698	359,146
Ser. 06-36, Class OD, PO, zero %, 2036			13,151	12,114
Ser. 99-31, Class MP, PO, zero %, 2029			13,235	12,263
FRB Ser. 07-35, Class UF, zero %, 2037			4,225	4,156

Greenpoint Mortgage Funding Trust FRB Ser. 06-AR1, Class GA1B, 0.464s, 2036			2,597,083	1,305,034

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class AJ, 4.859s, 2042			203,000	200,192

Greenwich Capital Commercial Funding Corp. 144A Ser. 05-GG3, Class XC, IO, 0.417s, 2042			22,077,914	357,154

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030			195,931	197,400
Ser. 06-GG6, Class XC, IO, 0.073s, 2038			20,607,875	37,445

Harborview Mortgage Loan Trust
FRB Ser. 05-16, Class 3A1A, 0.535s, 2036			683,888	366,769
FRB Ser. 06-8, Class 2A1A, 0.477s, 2036			647,364	380,326

IndyMac Indx Mortgage Loan Trust FRB Ser. 06-AR39, Class A1, 0.474s, 2037			3,546,049	1,653,345

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, 0.494s, 2037			2,808,104	1,130,262

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 07-LDPX, Class A3S, 5.317s, 2049			857,000	877,162
Ser. 06-LDP8, Class X, IO, 0.555s, 2045			12,193,801	248,058

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032			21,935	21,959
Ser. 05-CB12, Class X1, IO, 0.109s, 2037			8,617,224	69,593
Ser. 06-LDP6, Class X1, IO, 0.05s, 2043			16,711,936	56,252

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031			136,004	129,544
Ser. 99-C1, Class G, 6.41s, 2031			145,590	127,027
Ser. 98-C4, Class H, 5.6s, 2035			215,000	232,646

LB-UBS Commercial Mortgage Trust Ser. 06-C6, Class AM, 5.413s, 2039(F)			405,000	411,929

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XCL, IO, 0.287s, 2038			13,676,915	241,521
Ser. 05-C2, Class XCL, IO, 0.263s, 2040			26,781,750	206,594
Ser. 05-C3, Class XCL, IO, 0.259s, 2040			18,534,003	318,674
Ser. 06-C6, Class XCL, IO, 0.207s, 2039			46,075,768	815,864
Ser. 05-C5, Class XCL, IO, 0.188s, 2040			25,275,400	366,114
Ser. 05-C7, Class XCL, IO, 0.114s, 2040			27,304,877	150,122

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.392s, 2028			23,283	524

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.834s, 2050			199,000	207,388
Ser. 03-KEY1, Class B, 5.334s, 2035			1,863,000	1,907,060
Ser. 05-MCP1, Class XC, IO, 0.178s, 2043			11,222,239	117,430

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2, Class XC, IO, 0.885s, 2039			7,374,356	150,017

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 5.68s, 2045			2,090,269	104,513
Ser. 05-C3, Class X, IO, 5.65s, 2044			552,895	33,174
Ser. 07-C5, Class X, IO, 4.764s, 2049			471,775	34,204

Morgan Stanley Capital I 144A Ser. 05-HQ5, Class X1, IO, 0.092s, 2042			5,105,967	24,713

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035			213,000	205,407

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030			428,000	436,560

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2033			189,000	9,450

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.739s, 2039(F)			592,000	528,504

Wachovia Bank Commercial Mortgage Trust Ser. 07-C30, Class A3, 5.246s, 2043			576,000	582,134

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.155s, 2042			20,725,492	188,809
Ser. 06-C26, Class XC, IO, 0.048s, 2045			7,446,044	21,594
Ser. 06-C23, Class XC, IO, 0.047s, 2045			30,676,560	139,272

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036			44,000	21,340
Ser. 05-C1A, Class C, 4.9s, 2036			42,000	42,132

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-HY1, Class A3A, 0.524s, 2037			1,220,216	655,668

Total mortgage-backed securities (cost $32,757,235)				$35,332,929

FOREIGN GOVERNMENT BONDS AND NOTES (2.2%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$155,000	$130,622

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			965,000	943,210

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			5,615,000	5,207,913

Brazil (Federal Republic of) notes 10s, 2012		BRL	4,838	2,718,107

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			$310,000	331,700

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			200,000	166,000

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			2,300,000	2,208,000

Total foreign government bonds and notes (cost $12,307,457)				$11,705,552

ASSET-BACKED SECURITIES (1.4%)(a)
			Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C, 0.444s, 2036			$436,000	$175,255

GE Business Loan Trust 144A Ser. 04-2, Class D, 3.028s, 2032			98,360	39,246

Green Tree Financial Corp.
Ser. 96-6, Class M1, 7.95s, 2027			1,077,000	1,077,000
Ser. 97-2, Class M1, 7.54s, 2028			2,071,198	1,465,373
Ser. 97-8, Class M1, 7.02s, 2027			1,050,000	719,250
Ser. 98-2, Class M1, 6.94s, 2028			2,358,699	963,529

GSAA Home Equity Trust FRB Ser. 06-3, Class A2, 0.484s, 2036			1,264,309	546,813

Lehman ABS Manufactured Housing Contract Ser. 01-B, Class M1, 6.63s, 2040			448,000	385,280

Mid-State Trust Ser. 11, Class B, 8.221s, 2038			119,466	119,737

Oakwood Mortgage Investors, Inc.
Ser. 95-B, Class B1, 7.55s, 2021			120,633	91,238
Ser. 01-E, Class A3, 5.69s, 2031			842,662	677,501

Structured Asset Securities Corp. FRB Ser. 06-BC2, Class A3, 0.444s, 2036			2,226,860	1,202,505

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			324,251	38,910

Total asset-backed securities (cost $8,044,200)				$7,501,637

PURCHASED OPTIONS OUTSTANDING (0.9%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		$1,636,440	$156,313

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		1,636,440	97,614

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		226,000	8,461

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		226,000	7,621

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		575,000	62,537

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		575,000	42,283

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		226,000	8,091

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		226,000	7,239

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		226,000	7,677

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		226,000	6,852

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		226,000	7,304

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		226,000	6,484

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		575,000	55,787

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		575,000	35,943

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		226,000	6,823

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		226,000	6,043

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		4,382,500	304,496

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		4,382,500	44,859

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		4,277,747	474,830

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		4,277,747	14,117

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		3,564,789	441,713

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		3,564,789	8,591

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		3,564,789	392,911

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		3,564,789	11,728

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		1,425,916	175,502

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		1,425,916	3,351

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		3,564,789	447,916

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		3,564,789	7,807

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		3,347,359	421,600

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		3,347,359	7,130

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		3,554,391	432,321

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		3,554,391	8,104

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		349,000	2,953

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		349,000	2,953

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		349,000	2,953

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		349,000	2,953

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		349,000	2,953

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		226,000	6,389

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		226,000	5,587

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		1,928,000	44,190

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		1,928,000	44,190

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875		1,928,000	45,115

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122		908,000	21,193

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		349,000	2,666

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		349,000	2,666

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		349,000	2,666

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		349,000	2,666

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA June 2022.	Jun-12/1.683		349,000	2,666

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		226,000	5,903

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		226,000	5,092

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		575,000	47,685

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		575,000	27,421

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		226,000	5,340

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		226,000	4,561

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		349,000	3,326

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		349,000	3,326

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		349,000	3,326

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		349,000	3,326

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA April 2022.	Apr-12/1.861		349,000	3,326

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15		226,000	4,784

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15		226,000	3,996

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		1,916,000	26,709

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		1,916,000	26,709

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		1,916,000	21,517

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		1,916,000	21,517

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		1,916,000	21,517

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		1,916,000	21,517

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		1,916,000	21,517

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		1,916,000	21,517

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		2,192,000	39,018

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		2,192,000	34,809

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		7,987,000	38,977

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		7,987,000	1,358

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		349,000	2,663

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		349,000	2,663

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		349,000	2,663

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		349,000	2,663

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA March 2022.	Mar-12/1.869		349,000	2,663

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025		575,000	36,403

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025		575,000	14,473

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		2,192,000	31,718

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		2,192,000	27,444

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62		4,254,000	11,401

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62		4,254,000	1,106

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		6,923,719	25,756

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		6,923,719	415

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.03		2,192,000	21,854

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.03		2,192,000	17,426

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.953% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.953		1,928,000	6,150

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.9475		1,928,000	5,842

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.96325% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.96325		1,928,000	6,343

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.785% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/2.785		575,000	23,995

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.785% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/2.785		575,000	2,185

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 2014.	Jan-12/0.545		6,923,719	25,272

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 2014.	Jan-12/0.545		6,923,719	7

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825		398,000	10,722

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.27		398,000	9,062

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.35% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35		398,000	13,146

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.765% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.765		956,000	5,899

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 2.015% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.015		382,000	5,413

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		3,084,000	54,124

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		908,000	26,840

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		908,000	24,988

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		908,000	23,127

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.096% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096		908,000	19,086

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.074% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.074		908,000	16,961

Total purchased options outstanding (cost $3,840,607)				$4,813,374

INVESTMENT COMPANIES (0.8%)(a)
			Shares	Value

Financial Select Sector SPDR Fund			59,300	$770,900

Gladstone Investment Corp.			3,815	27,735

iShares Russell 2000 Growth Index Fund			1,956	164,754

iShares Russell 2000 Value Index Fund			568	37,284

SPDR S&P 500 ETF Trust			26,477	3,322,864

Total investment Companies (cost $3,296,818)				$4,323,537

SENIOR LOANS (0.6%)(a)(c)
			Principal amount	Value

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			$175,000	$151,703

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			102,023	100,875

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			59,250	58,040

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3 3/8s, 2015			141,981	123,118

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			143,997	142,317

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.51s, 2014			53,601	45,672

Claire's Stores, Inc. bank term loan FRN 3.039s, 2014			66,049	56,988

Clear Channel Communications, Inc. bank term loan FRN Ser. A, 3.66s, 2014			45,000	39,206

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			68,056	67,716

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			64,838	61,434

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			89,325	86,943

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			70,763	69,735

Goodman Global, Inc. bank term loan FRN 9s, 2017			94,091	94,150

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016			123,948	123,580

Grifols SA bank term loan FRN Ser. B, 6s, 2017 (Spain)			54,725	54,451

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			129,025	124,348

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2, 8.001s, 2014			77,533	79,083

INEOS U.S. Finance, LLC bank term loan FRN Ser. B2, 7.501s, 2013			79,920	81,519

Intelsat SA bank term loan FRN 3.391s, 2014 (Luxembourg)			460,000	436,770

National Bedding Co., LLC bank term loan FRN Ser. B, 4 1/8s, 2013			38,773	38,143

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			120,000	115,625

Realogy Corp. bank term loan FRN Ser. A, 13 1/2s, 2017			315,000	314,606

Samson Investment Co. bank term loan FRN 8s, 2018(F)			265,000	263,013

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.776s, 2017			106,302	67,177

Univision Communications, Inc. bank term loan FRN 4.51s, 2017			111,490	99,296

West Corp. bank term loan FRN Ser. B2, 2.779s, 2013			22,944	22,743

West Corp. bank term loan FRN Ser. B5, 4.613s, 2016			55,802	55,337

Total senior loans (cost $3,071,675)				$2,973,588

COMMODITY LINKED NOTES (0.3%)(a)
			Principal amount	Value

UBS AG/Jersey Branch 144A zero %, 2012 (Indexed to the UBS Bloomberg CMCI Composite Index) (Jersey)			$1,755,000	$1,406,083

Total commodity Linked Notes (cost $1,755,000)				$1,406,083

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			349	$250,178

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			7,800	150,852

Total preferred stocks (cost $399,432)				$401,030

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.			1,490	$80,646

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.			5,720	109,938

General Motors Co. Ser. B, $2.375 cv. pfd.			4,439	152,591

Lucent Technologies Capital Trust I 7.75% cv. pfd.			87	53,179

Total convertible preferred stocks (cost $486,366)				$396,354

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

Altra Holdings, Inc. 144A cv. company guaranty sr. unsec. notes 2 3/4s, 2031			$50,000	$47,125

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			24,000	34,410

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (zero %, 3/1/16) 2026(STP)			95,000	70,063

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			72,000	78,390

Total convertible bonds and notes (cost $219,424)				$229,988

MUNICIPAL BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$135,000	$140,131
4.071s, 1/1/14			35,000	36,005

Total municipal bonds and notes (cost $170,000)				$176,136

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	12	$209

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	0.01	34,898	8,376

Total warrants (cost $7,016)				$8,585

SHORT-TERM INVESTMENTS (34.4%)(a)
			Principal amount/shares	Value

Federal Home Loan discount notes with effective yields ranging from 0.029% to 0.030%, February 3, 2012			$5,000,000	$4,999,862

Federal National Mortgage Association discount notes with an effective yield of 0.065%, May 23, 2012			10,000,000	9,999,220

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, March 27, 2012			5,500,000	5,498,596

Straight-A Funding, LLC commercial paper with an effective yield of 0.086%, January 18, 2012			9,900,000	9,899,579

U.S. Treasury bills with an effective yield of 0.095%, May 3, 2012(SEGSF)(SEG)			10,000,000	9,999,160

U.S. Treasury bills with effective yields ranging from 0.092% to 0.094%, August 23, 2012(SEGSF)(SEG)			13,242,000	13,236,001

U.S. Treasury bills with an effective yield of 0.013%, February 16, 2012(SEGSF)			3,000,000	2,999,950

U.S. Treasury bills with effective yields ranging from 0.009% to 0.010%, February 9, 2012(SEGSF)			2,000,000	1,999,977

U.S. Treasury Bills with an effective yield of 0.006%, March 1, 2012(SEGSF)			15,000,000	14,999,565

Putnam Cash Collateral Pool, LLC 0.14%(d)			454,772	454,772

Putnam Money Market Liquidity Fund 0.05%(e)			104,422,324	104,422,324

SSgA Prime Money Market Fund 0.08%(P)			1,760,000	1,760,000

Total short-term investments (cost $180,260,928)				$180,269,006

TOTAL INVESTMENTS

Total investments (cost $635,829,200)(b)				$669,450,822

FORWARD CURRENCY CONTRACTS at 12/31/11 (aggregate face value $179,694,504) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	1/18/12	$2,302,242	$2,296,952	$(5,290)
	Brazilian Real	Buy	1/18/12	530,511	549,115	(18,604)
	Brazilian Real	Sell	1/18/12	530,511	529,211	(1,300)
	British Pound	Sell	1/18/12	4,308,591	4,360,580	51,989
	Canadian Dollar	Sell	1/18/12	2,983,828	2,984,864	1,036
	Chilean Peso	Buy	1/18/12	145,602	146,879	(1,277)
	Chilean Peso	Sell	1/18/12	145,602	145,358	(244)
	Czech Koruna	Buy	1/18/12	271,510	284,546	(13,036)
	Euro	Sell	1/18/12	728,595	751,099	22,504
	Hungarian Forint	Buy	1/18/12	110,523	118,969	(8,446)
	Japanese Yen	Sell	1/18/12	1,001,730	992,936	(8,794)
	Mexican Peso	Buy	1/18/12	7,738	17,739	(10,001)
	Norwegian Krone	Sell	1/18/12	1,171,487	1,207,049	35,562
	Russian Ruble	Buy	1/18/12	4,722	4,907	(185)
	Russian Ruble	Sell	1/18/12	4,722	4,741	19
	Singapore Dollar	Buy	1/18/12	1,148,635	1,145,240	3,395
	Singapore Dollar	Sell	1/18/12	1,148,635	1,163,984	15,349
	South African Rand	Buy	1/18/12	202,868	204,358	(1,490)
	South Korean Won	Buy	1/18/12	119,639	122,249	(2,610)
	Swedish Krona	Sell	1/18/12	3,139,637	3,191,763	52,126
	Swiss Franc	Buy	1/18/12	475,785	497,404	(21,619)
	Taiwan Dollar	Buy	1/18/12	180,533	181,044	(511)
	Turkish Lira	Sell	1/18/12	183,206	189,548	6,342
Barclays Bank PLC
	Australian Dollar	Sell	1/18/12	717,478	722,189	4,711
	Brazilian Real	Buy	1/18/12	747,408	747,049	359
	Brazilian Real	Sell	1/18/12	747,408	769,574	22,166
	British Pound	Buy	1/18/12	1,167,716	1,181,603	(13,887)
	Canadian Dollar	Buy	1/18/12	1,763,430	1,764,163	(733)
	Chilean Peso	Buy	1/18/12	561,758	560,172	1,586
	Chilean Peso	Sell	1/18/12	561,758	565,644	3,886
	Czech Koruna	Sell	1/18/12	490,437	514,921	24,484
	Euro	Buy	1/18/12	335,886	360,034	(24,148)
	Hungarian Forint	Sell	1/18/12	296,250	321,971	25,721
	Indian Rupee	Buy	1/18/12	102,352	105,759	(3,407)
	Indian Rupee	Sell	1/18/12	102,352	99,250	(3,102)
	Japanese Yen	Sell	1/18/12	1,594,096	1,580,489	(13,607)
	Malaysian Ringgit	Buy	1/18/12	185,252	187,916	(2,664)
	Malaysian Ringgit	Sell	1/18/12	185,252	184,872	(380)
	Mexican Peso	Buy	1/18/12	10,873	27,824	(16,951)
	New Zealand Dollar	Buy	1/18/12	258,200	258,532	(332)
	New Zealand Dollar	Sell	1/18/12	258,200	255,281	(2,919)
	Norwegian Krone	Sell	1/18/12	392,947	404,803	11,856
	Polish Zloty	Buy	1/18/12	344,852	356,403	(11,551)
	Russian Ruble	Buy	1/18/12	4,722	4,894	(172)
	Russian Ruble	Sell	1/18/12	4,722	4,747	25
	Singapore Dollar	Buy	1/18/12	326,188	330,552	(4,364)
	Singapore Dollar	Sell	1/18/12	326,188	325,229	(959)
	South Korean Won	Buy	1/18/12	105,179	107,398	(2,219)
	Swedish Krona	Sell	1/18/12	1,944,997	1,977,305	32,308
	Swiss Franc	Sell	1/18/12	48,239	38,447	(9,792)
	Taiwan Dollar	Buy	1/18/12	80,865	81,134	(269)
	Thai Baht	Buy	1/18/12	15,085	14,982	103
	Thai Baht	Sell	1/18/12	15,085	15,422	337
	Turkish Lira	Sell	1/18/12	89,709	92,831	3,122
Citibank, N.A.
	Australian Dollar	Buy	1/18/12	338,826	338,005	821
	Brazilian Real	Sell	1/18/12	2,635,779	2,716,992	81,213
	British Pound	Buy	1/18/12	872,060	882,655	(10,595)
	Canadian Dollar	Sell	1/18/12	636,350	637,136	786
	Chilean Peso	Buy	1/18/12	125,611	126,309	(698)
	Chilean Peso	Sell	1/18/12	125,611	125,738	127
	Czech Koruna	Buy	1/18/12	160,238	168,297	(8,059)
	Danish Krone	Buy	1/18/12	759,213	790,804	(31,591)
	Euro	Buy	1/18/12	799,267	830,866	(31,599)
	Hungarian Forint	Buy	1/18/12	122,439	131,918	(9,479)
	Japanese Yen	Sell	1/18/12	281,347	279,010	(2,337)
	Mexican Peso	Buy	1/18/12	557,975	574,267	(16,292)
	Mexican Peso	Sell	1/18/12	557,975	557,436	(539)
	New Zealand Dollar	Buy	1/18/12	47,207	46,679	528
	New Zealand Dollar	Sell	1/18/12	47,207	47,243	36
	Norwegian Krone	Sell	1/18/12	343,879	354,310	10,431
	Polish Zloty	Sell	1/18/12	588,086	606,646	18,560
	Singapore Dollar	Buy	1/18/12	512,295	519,141	(6,846)
	Singapore Dollar	Sell	1/18/12	512,295	510,801	(1,494)
	South African Rand	Sell	1/18/12	112,075	112,962	887
	South Korean Won	Buy	1/18/12	245,681	251,488	(5,807)
	Swedish Krona	Buy	1/18/12	1,135,338	1,154,354	(19,016)
	Swiss Franc	Buy	1/18/12	1,187,014	1,248,581	(61,567)
	Taiwan Dollar	Buy	1/18/12	92,804	93,205	(401)
	Turkish Lira	Buy	1/18/12	145,902	151,175	(5,273)
Credit Suisse AG
	Australian Dollar	Sell	1/18/12	1,732,425	1,729,861	(2,564)
	Brazilian Real	Buy	1/18/12	275,409	283,498	(8,089)
	Brazilian Real	Sell	1/18/12	275,409	275,100	(309)
	British Pound	Buy	1/18/12	1,816,170	1,838,214	(22,044)
	Canadian Dollar	Buy	1/18/12	591,702	598,522	(6,820)
	Chilean Peso	Buy	1/18/12	4,754	4,782	(28)
	Chilean Peso	Sell	1/18/12	4,754	4,752	(2)
	Czech Koruna	Sell	1/18/12	12,118	12,723	605
	Euro	Buy	1/18/12	630,354	669,781	(39,427)
	Hungarian Forint	Sell	1/18/12	12,130	17,155	5,025
	Indian Rupee	Buy	1/18/12	414,259	402,657	11,602
	Indian Rupee	Sell	1/18/12	414,259	427,799	13,540
	Japanese Yen	Buy	1/18/12	3,283,319	3,255,083	28,236
	Malaysian Ringgit	Buy	1/18/12	344,409	344,123	286
	Malaysian Ringgit	Sell	1/18/12	344,409	348,803	4,394
	Mexican Peso	Buy	1/18/12	829,965	829,795	170
	Mexican Peso	Sell	1/18/12	819,421	843,155	23,734
	Norwegian Krone	Buy	1/18/12	623,782	642,853	(19,071)
	Polish Zloty	Sell	1/18/12	428,554	441,107	12,553
	Russian Ruble	Buy	1/18/12	2,888	2,901	(13)
	Russian Ruble	Sell	1/18/12	2,888	2,993	105
	South African Rand	Sell	1/18/12	117,687	118,508	821
	South Korean Won	Sell	1/18/12	537,239	548,378	11,139
	Swedish Krona	Sell	1/18/12	920,174	935,411	15,237
	Swiss Franc	Sell	1/18/12	92,537	97,003	4,466
	Taiwan Dollar	Sell	1/18/12	592,155	593,730	1,575
	Turkish Lira	Buy	1/18/12	177,576	183,974	(6,398)
Deutsche Bank AG
	Australian Dollar	Buy	1/18/12	300,635	299,405	1,230
	Brazilian Real	Buy	1/18/12	69,306	69,181	125
	Brazilian Real	Sell	1/18/12	69,306	71,856	2,550
	British Pound	Sell	1/18/12	1,053,894	1,066,577	12,683
	Canadian Dollar	Sell	1/18/12	282,212	282,321	109
	Chilean Peso	Buy	1/18/12	6,083	6,088	(5)
	Chilean Peso	Sell	1/18/12	6,083	6,136	53
	Czech Koruna	Buy	1/18/12	45,538	47,708	(2,170)
	Euro	Sell	1/18/12	533,277	554,172	20,895
	Hungarian Forint	Sell	1/18/12	90,175	96,913	6,738
	Malaysian Ringgit	Buy	1/18/12	383,836	389,392	(5,556)
	Malaysian Ringgit	Sell	1/18/12	383,836	383,893	57
	Mexican Peso	Buy	1/18/12	14,674	30,745	(16,071)
	New Zealand Dollar	Buy	1/18/12	279,820	276,618	3,202
	New Zealand Dollar	Sell	1/18/12	279,820	280,086	266
	Norwegian Krone	Sell	1/18/12	711,974	733,653	21,679
	Polish Zloty	Sell	1/18/12	169,315	174,682	5,367
	Singapore Dollar	Buy	1/18/12	524,321	530,295	(5,974)
	Singapore Dollar	Sell	1/18/12	524,321	522,752	(1,569)
	South Korean Won	Buy	1/18/12	526,537	538,241	(11,704)
	Swedish Krona	Buy	1/18/12	949,985	966,167	(16,182)
	Swiss Franc	Buy	1/18/12	74,967	62,305	12,662
	Taiwan Dollar	Sell	1/18/12	130,438	130,915	477
	Turkish Lira	Sell	1/18/12	73,714	76,038	2,324
Goldman Sachs International
	Australian Dollar	Buy	1/18/12	2,417,737	2,412,040	5,697
	British Pound	Sell	1/18/12	1,468,185	1,485,995	17,810
	Canadian Dollar	Sell	1/18/12	2,144,259	2,146,077	1,818
	Chilean Peso	Buy	1/18/12	182,382	183,662	(1,280)
	Chilean Peso	Sell	1/18/12	182,382	182,174	(208)
	Euro	Sell	1/18/12	3,585,638	3,736,640	151,002
	Hungarian Forint	Sell	1/18/12	442,706	475,570	32,864
	Japanese Yen	Sell	1/18/12	406,791	402,343	(4,448)
	Norwegian Krone	Buy	1/18/12	37,670	38,770	(1,100)
	Polish Zloty	Sell	1/18/12	331,538	341,397	9,859
	South African Rand	Buy	1/18/12	210,123	211,651	(1,528)
	Swedish Krona	Buy	1/18/12	596,020	607,039	(11,019)
	Swiss Franc	Sell	1/18/12	114,154	122,514	8,360
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/18/12	2,288,776	2,281,209	7,567
	British Pound	Sell	1/18/12	2,145,965	2,172,010	26,045
	Canadian Dollar	Sell	1/18/12	394,566	395,095	529
	Euro	Buy	1/18/12	749,565	780,928	(31,363)
	Indian Rupee	Buy	1/18/12	165,553	167,525	(1,972)
	Indian Rupee	Sell	1/18/12	165,553	170,831	5,278
	Japanese Yen	Buy	1/18/12	961,563	953,293	8,270
	New Zealand Dollar	Buy	1/18/12	99,780	99,875	(95)
	New Zealand Dollar	Sell	1/18/12	99,780	98,651	(1,129)
	Norwegian Krone	Buy	1/18/12	364,953	376,163	(11,210)
	Singapore Dollar	Buy	1/18/12	1,251,633	1,247,896	3,737
	Singapore Dollar	Sell	1/18/12	1,251,633	1,268,429	16,796
	South Korean Won	Sell	1/18/12	183,834	187,580	3,746
	Swedish Krona	Sell	1/18/12	387,594	394,319	6,725
	Swiss Franc	Sell	1/18/12	180,815	182,993	2,178
	Taiwan Dollar	Sell	1/18/12	14,248	14,300	52
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	1/18/12	730,549	724,932	5,617
	Brazilian Real	Buy	1/18/12	64,016	63,955	61
	Brazilian Real	Sell	1/18/12	64,016	66,100	2,084
	British Pound	Buy	1/18/12	1,405,451	1,422,663	(17,212)
	Canadian Dollar	Sell	1/18/12	1,419,595	1,421,357	1,762
	Chilean Peso	Buy	1/18/12	135,844	136,996	(1,152)
	Chilean Peso	Sell	1/18/12	135,844	135,895	51
	Czech Koruna	Sell	1/18/12	473,216	497,144	23,928
	Euro	Buy	1/18/12	3,641,684	3,808,469	(166,785)
	Hong Kong Dollar	Sell	1/18/12	627,502	627,454	(48)
	Hungarian Forint	Sell	1/18/12	125,244	136,914	11,670
	Japanese Yen	Buy	1/18/12	2,349,123	2,328,861	20,262
	Malaysian Ringgit	Buy	1/18/12	296,252	300,588	(4,336)
	Malaysian Ringgit	Sell	1/18/12	296,252	296,446	194
	Mexican Peso	Buy	1/18/12	27,487	37,901	(10,414)
	New Zealand Dollar	Buy	1/18/12	69,294	68,509	785
	New Zealand Dollar	Sell	1/18/12	69,294	69,401	107
	Norwegian Krone	Sell	1/18/12	856,371	882,355	25,984
	Polish Zloty	Buy	1/18/12	319,527	330,006	(10,479)
	Russian Ruble	Buy	1/18/12	4,725	4,896	(171)
	Russian Ruble	Sell	1/18/12	4,725	4,744	19
	Singapore Dollar	Buy	1/18/12	186,723	199,093	(12,370)
	South African Rand	Sell	1/18/12	156,075	157,290	1,215
	South Korean Won	Sell	1/18/12	306,846	313,903	7,057
	Swedish Krona	Buy	1/18/12	664,092	675,305	(11,213)
	Swiss Franc	Sell	1/18/12	119,905	68,792	(51,113)
	Taiwan Dollar	Sell	1/18/12	95,916	96,231	315
	Thai Baht	Buy	1/18/12	7,482	7,435	47
	Thai Baht	Sell	1/18/12	7,482	7,650	168
	Turkish Lira	Sell	1/18/12	450,069	465,955	15,886
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	1/18/12	851,252	853,148	1,896
	Brazilian Real	Buy	1/18/12	241,744	249,752	(8,008)
	Brazilian Real	Sell	1/18/12	241,744	241,473	(271)
	British Pound	Sell	1/18/12	2,022,695	2,046,836	24,141
	Canadian Dollar	Sell	1/18/12	625,948	626,156	208
	Chilean Peso	Buy	1/18/12	13,972	14,068	(96)
	Chilean Peso	Sell	1/18/12	13,972	13,967	(5)
	Czech Koruna	Buy	1/18/12	134,396	141,066	(6,670)
	Euro	Buy	1/18/12	2,714,274	2,822,747	(108,473)
	Hungarian Forint	Buy	1/18/12	108,597	116,793	(8,196)
	Indian Rupee	Buy	1/18/12	169,141	174,320	(5,179)
	Indian Rupee	Sell	1/18/12	169,141	164,194	(4,947)
	Japanese Yen	Buy	1/18/12	1,691,662	1,677,611	14,051
	Malaysian Ringgit	Buy	1/18/12	305,235	304,991	244
	Malaysian Ringgit	Sell	1/18/12	305,235	309,573	4,338
	Mexican Peso	Buy	1/18/12	791,648	790,971	677
	Mexican Peso	Sell	1/18/12	791,648	815,064	23,416
	New Zealand Dollar	Buy	1/18/12	32,508	32,142	366
	New Zealand Dollar	Sell	1/18/12	32,508	32,510	2
	Norwegian Krone	Buy	1/18/12	673,852	693,624	(19,772)
	Polish Zloty	Sell	1/18/12	320,511	331,319	10,808
	Russian Ruble	Buy	1/18/12	2,891	2,907	(16)
	Russian Ruble	Sell	1/18/12	2,891	3,002	111
	Singapore Dollar	Buy	1/18/12	207,925	207,310	615
	Singapore Dollar	Sell	1/18/12	207,925	210,706	2,781
	South African Rand	Sell	1/18/12	813,189	819,365	6,176
	South Korean Won	Buy	1/18/12	186,612	190,464	(3,852)
	Swedish Krona	Sell	1/18/12	1,203,395	1,224,558	21,163
	Swiss Franc	Sell	1/18/12	176,556	225,092	48,536
	Taiwan Dollar	Buy	1/18/12	75,460	75,789	(329)
	Turkish Lira	Buy	1/18/12	201,410	208,838	(7,428)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/18/12	2,599,710	2,590,414	9,296
	Brazilian Real	Buy	1/18/12	731,163	729,643	1,520
	Brazilian Real	Sell	1/18/12	731,163	752,842	21,679
	British Pound	Sell	1/18/12	809,792	817,008	7,216
	Canadian Dollar	Buy	1/18/12	1,782,466	1,786,197	(3,731)
	Czech Koruna	Sell	1/18/12	248,129	260,222	12,093
	Euro	Buy	1/18/12	255,507	277,616	(22,109)
	Hungarian Forint	Sell	1/18/12	165,553	177,654	12,101
	Indonesian Rupiah	Sell	1/18/12	115,511	115,982	471
	Japanese Yen	Sell	1/18/12	2,225,607	2,207,125	(18,482)
	Malaysian Ringgit	Buy	1/18/12	268,865	267,976	889
	Malaysian Ringgit	Sell	1/18/12	268,865	272,826	3,961
	Mexican Peso	Buy	1/18/12	194,970	200,545	(5,575)
	Mexican Peso	Sell	1/18/12	194,970	194,832	(138)
	Norwegian Krone	Buy	1/18/12	211,532	217,916	(6,384)
	Polish Zloty	Sell	1/18/12	71,054	73,300	2,246
	Russian Ruble	Buy	1/18/12	4,719	4,906	(187)
	Russian Ruble	Sell	1/18/12	4,719	4,749	30
	Singapore Dollar	Buy	1/18/12	322,179	326,357	(4,178)
	Singapore Dollar	Sell	1/18/12	322,179	321,219	(960)
	South African Rand	Buy	1/18/12	223,434	225,005	(1,571)
	South Korean Won	Sell	1/18/12	142,293	144,923	2,630
	Swedish Krona	Buy	1/18/12	1,143,528	1,164,315	(20,787)
	Swiss Franc	Buy	1/18/12	166,120	150,697	15,423
	Taiwan Dollar	Sell	1/18/12	240,853	241,630	777
	Thai Baht	Buy	1/18/12	37,735	38,666	(931)
	Thai Baht	Sell	1/18/12	37,735	37,446	(289)
	Turkish Lira	Buy	1/18/12	68,873	71,300	(2,427)
UBS AG
	Australian Dollar	Sell	1/18/12	1,399,420	1,398,208	(1,212)
	Brazilian Real	Buy	1/18/12	565,886	584,695	(18,809)
	Brazilian Real	Sell	1/18/12	565,886	565,282	(604)
	British Pound	Buy	1/18/12	8,573,703	8,677,630	(103,927)
	Canadian Dollar	Buy	1/18/12	1,172,512	1,174,839	(2,327)
	Czech Koruna	Buy	1/18/12	185,436	194,525	(9,089)
	Euro	Sell	1/18/12	4,391,636	4,590,665	199,029
	Hungarian Forint	Buy	1/18/12	355,274	379,476	(24,202)
	Indian Rupee	Buy	1/18/12	187,314	193,925	(6,611)
	Indian Rupee	Sell	1/18/12	187,314	181,869	(5,445)
	Japanese Yen	Buy	1/18/12	2,432,384	2,412,179	20,205
	Mexican Peso	Buy	1/18/12	860,179	860,153	26
	Mexican Peso	Sell	1/18/12	847,287	872,053	24,766
	New Zealand Dollar	Buy	1/18/12	44,874	44,369	505
	New Zealand Dollar	Sell	1/18/12	44,874	44,943	69
	Norwegian Krone	Buy	1/18/12	2,716,668	2,793,913	(77,245)
	Polish Zloty	Buy	1/18/12	740,209	763,456	(23,247)
	Russian Ruble	Buy	1/18/12	2,882	2,897	(15)
	Russian Ruble	Sell	1/18/12	2,882	2,998	116
	Singapore Dollar	Buy	1/18/12	314,392	318,549	(4,157)
	Singapore Dollar	Sell	1/18/12	314,392	313,476	(916)
	South African Rand	Buy	1/18/12	231,616	233,503	(1,887)
	South Korean Won	Sell	1/18/12	378,340	386,688	8,348
	Swedish Krona	Buy	1/18/12	1,882,908	1,914,450	(31,542)
	Swiss Franc	Buy	1/18/12	113,089	78,843	34,246
	Taiwan Dollar	Buy	1/18/12	346,105	347,359	(1,254)
	Thai Baht	Buy	1/18/12	15,082	14,989	93
	Thai Baht	Sell	1/18/12	15,082	15,434	352
	Turkish Lira	Buy	1/18/12	1,158	1,198	(40)
Westpac Banking Corp.
	Australian Dollar	Buy	1/18/12	958,272	965,109	(6,837)
	British Pound	Buy	1/18/12	1,116,939	1,130,409	(13,470)
	Canadian Dollar	Buy	1/18/12	532,336	533,149	(813)
	Euro	Buy	1/18/12	2,475,957	2,580,073	(104,116)
	Japanese Yen	Sell	1/18/12	2,985,849	2,961,182	(24,667)
	New Zealand Dollar	Buy	1/18/12	112,690	112,824	(134)
	New Zealand Dollar	Sell	1/18/12	112,690	111,415	(1,275)
	Norwegian Krone	Sell	1/18/12	975,966	1,005,713	29,747
	Swedish Krona	Sell	1/18/12	804,926	818,684	13,758
	Swiss Franc	Buy	1/18/12	479,193	491,846	(12,653)
	Swiss Franc	Sell	1/18/12	479,193	476,917	(2,276)

Total						$(7,912)

FUTURES CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Short)	22	$1,783,865	Jan-12	$(22,730)
Australian Government Treasury Bond 10 yr (Long)	1	121,606	Mar-12	1,165
Australian Government Treasury Bond 10 yr (Short)	9	1,094,452	Mar-12	(10,989)
Canadian Government Bond 10 yr (Long)	2	262,753	Mar-12	2,838
Canadian Government Bond 10 yr (Short)	12	1,576,520	Mar-12	(17,133)
DAX Index (Short)	8	1,527,216	Mar-12	(16,981)
Euro STOXX 50 Index (Long)	126	3,763,784	Mar-12	61,603
Euro STOXX 50 Index (Short)	239	7,139,241	Mar-12	(132,237)
Euro-Bund 10 yr (Long)	20	3,599,052	Mar-12	79,325
Euro-CAC 40 Index (Long)	137	5,612,821	Jan-12	126,200
Euro-Swiss Franc 3 Month (Short)	22	5,861,280	Dec-12	(90,702)
Euro-Swiss Franc 3 Month (Short)	22	5,860,694	Jun-12	(69,410)
Euro-Swiss Franc 3 Month (Short)	22	5,857,181	Mar-12	(52,056)
Japanese Government Bond 10 yr (Long)	2	3,700,403	Mar-12	17,658
Japanese Government Bond 10 yr Mini (Short)	8	1,481,200	Mar-12	(8,045)
MSCI EAFE Index Mini (Short)	339	23,889,330	Mar-12	(335,991)
NASDAQ 100 Index E-Mini (Short)	114	5,185,860	Mar-12	98,154
Russell 2000 Index Mini (Long)	55	4,063,400	Mar-12	(1,636)
Russell 2000 Index Mini (Short)	58	4,285,040	Mar-12	25,404
S&P 500 Index (Long)	15	4,697,250	Mar-12	(21,244)
S&P 500 Index E-Mini (Short)	880	55,114,400	Mar-12	161,536
S&P Mid Cap 400 Index E-Mini (Long)	92	8,071,160	Mar-12	(33,961)
S&P Mid Cap 400 Index E-Mini (Short)	18	1,579,140	Mar-12	19,404
Tokyo Price Index (Short)	23	2,175,393	Mar-12	33,632
U.K. Gilt 10 yr (Short)	8	1,452,987	Mar-12	(23,550)
U.S. Treasury Bond 30 yr (Long)	232	33,596,500	Mar-12	382,294
U.S. Treasury Bond 30 yr Ultra (Long)	59	9,451,063	Mar-12	109,591
U.S. Treasury Bond 30 yr (Short)	31	4,489,188	Mar-12	(76,965)
U.S. Treasury Note 2 yr (Long)	285	62,855,860	Mar-12	21,193
U.S. Treasury Note 2 yr (Short)	40	8,821,875	Mar-12	(3,201)
U.S. Treasury Note 5 yr (Long)	179	22,063,149	Mar-12	125,519
U.S. Treasury Note 10 yr (Short)	33	4,327,125	Mar-12	(17,313)

Total				$331,372

WRITTEN OPTIONS OUTSTANDING at 12/31/11 (premiums received $7,099,452) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.111 versus the three month USD-LIBOR-BBA maturing April 2022.	$248,000	Apr-12/2.111	$4,796
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	248,000	Apr-12/2.111	4,796
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	248,000	Apr-12/2.111	4,796
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	248,000	Apr-12/2.111	4,796
Option on an interest rate swap with Barclays Bank for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	248,000	Apr-12/2.111	4,796
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	1,533,000	Apr-12/2.4275	57,671
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	1,533,000	Apr-12/2.4275	57,671
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	1,533,000	Apr-12/2.4275	57,671
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	1,533,000	Apr-12/2.4275	57,671
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	1,533,000	Apr-12/2.4275	57,671
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	1,533,000	Apr-12/2.4275	57,671
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.	1,533,000	Apr-12/2.498	65,336
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.	1,533,000	Apr-12/2.498	65,336
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.	1,405,992	Aug-14/4.20	29,104
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.	1,405,992	Aug-14/4.20	212,414
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	2,241,541	Aug-16/4.28	88,110
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	2,241,541	Aug-16/4.28	316,447
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	2,275,397	Aug-16/4.68	73,470
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	2,275,397	Aug-16/4.68	377,839
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	526,281	Aug-16/4.35	76,634
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing August 2026.	526,281	Aug-16/5.35	12,478
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing January 2022.	1,311,000	Jan-12/2.4475	48,651
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.453% versus the three month USD-LIBOR-BBA maturing January 2022.	1,311,000	Jan-12/2.453	49,307
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.46325% versus the three month USD-LIBOR-BBA maturing January 2022.	1,311,000	Jan-12/2.46325	50,474
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	168,000	Jul-12/2.1714	4,392
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	168,000	Jul-12/2.1714	4,392
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714 versus the three month USD-LIBOR-BBA maturing July 2022.	168,000	Jul-12/2.1714	4,392
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	168,000	Jul-12/2.1714	4,392
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	168,000	Jul-12/2.1714	4,392
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	1,593,000	Jul-12/2.6075	82,263
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	1,593,000	Jul-12/2.6075	82,263
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.61875% versus the three month USD-LIBOR-BBA maturing July 2022.	1,593,000	Jul-12/2.61875	83,457
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.	1,171,660	Jul-14/4.19	24,253
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.	1,171,660	Jul-14/4.19	176,418
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.	1,168,242	Jul-14/4.29	21,959
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.	1,168,242	Jul-14/4.29	188,908
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.	468,664	Jul-14/4.34	8,811
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.	468,664	Jul-14/4.34	75,668
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.	1,171,660	Jul-14/4.35	21,793
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.	1,171,660	Jul-14/4.35	190,041
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.	1,100,196	Jul-14/4.36	19,744
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.	1,100,196	Jul-14/4.36	183,610
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.	1,171,663	Jul-14/4.3725	21,441
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.	1,171,663	Jul-14/4.3725	192,357
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2026.	1,896,164	Jul-16/4.67	61,496
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2026.	1,896,164	Jul-16/4.67	313,730
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	1,890,634	Jul-16/4.74	58,844
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	1,890,634	Jul-16/4.74	330,538
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	1,780,510	Jul-16/4.79	54,220
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	1,780,510	Jul-16/4.79	317,066
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	758,466	Jul-16/4.80	23,057
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	758,466	Jul-16/4.80	132,108
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 2026.	1,896,164	Jul-16/4.80	57,757
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 2026.	1,896,164	Jul-16/4.80	330,304
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.	1,896,164	Jul-16/4.815	57,126
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.	1,896,164	Jul-16/4.815	332,223
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	164,000	Jun-12/2.183	4,213
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	164,000	Jun-12/2.183	4,213
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	164,000	Jun-12/2.183	4,213
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	164,000	Jun-12/2.183	4,213
Option on an interest rate swap with Barclays Bank for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	164,000	Jun-12/2.183	4,213
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.61% versus the three month USD-LIBOR-BBA maturing June 2021.	2,236,010	Jun-16/4.61	38,681
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.61% versus the three month USD-LIBOR-BBA maturing June 2021.	2,236,010	Jun-16/4.61	214,393
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.64% versus the three month USD-LIBOR-BBA maturing June 2021.	5,700,000	Jun-16/4.64	96,490
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.64% versus the three month USD-LIBOR-BBA maturing June 2021.	5,700,000	Jun-16/4.64	570,000
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing June 2026.	5,083,787	Jun-16/4.77	151,807
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing June 2026.	5,083,787	Jun-16/4.77	880,171
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.	3,167,162	Jun-16/4.815	92,320
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.	3,167,162	Jun-16/4.815	573,085
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing July 2026.	1,206,318	Jun-16/4.86	215,633
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.155% versus the three month USD-LIBOR-BBA maturing June 2021.	9,900,000	Jun-16/5.155	135,462
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.155% versus the three month USD-LIBOR-BBA maturing June 2021.	9,900,000	Jun-16/4.155	790,495
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.655% versus the three month USD-LIBOR-BBA maturing June 2021.	10,600,000	Jun-16/5.655	119,441
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 3.655% versus the three month USD-LIBOR-BBA maturing June 2021.	10,600,000	Jun-16/3.655	668,436
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing July 2026.	1,206,318	Jun-16/5.86	22,152
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	241,000	Mar-12/2.119	4,239
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	241,000	Mar-12/2.119	4,239
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	241,000	Mar-12/2.119	4,239
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	241,000	Mar-12/2.119	4,239
Option on an interest rate swap with Barclays Bank for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	241,000	Mar-12/2.119	4,239
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.324% versus the three month USD-LIBOR-BBA maturing May 2022.	698,000	May-12/2.324	22,266
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.443% versus the three month USD-LIBOR-BBA maturing October 2022.	698,000	Oct-12/2.443	29,791
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.419% versus the three month USD-LIBOR-BBA maturing September 2022.	698,000	Sep-12/2.419	28,374
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.372% versus the three month USD-LIBOR-BBA maturing July 2022.	698,000	Jul-12/2.372	25,491
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.394% versus the three month USD-LIBOR-BBA maturing August 2022.	698,000	Aug-12/2.394	26,964
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.346% versus the three month USD-LIBOR-BBA maturing June 2022.	698,000	Jun-12/2.346	23,879
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.5625% versus the three month USD-LIBOR-BBA maturing October 2021.	956,000	Oct-16/2.5625	29,951
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.6825% versus the three month USD-LIBOR-BBA maturing July 2022.	226,000	Jul-12/2.6825	12,887
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.60% versus the three month USD-LIBOR-BBA maturing April 2022.	311,000	Apr-12/2.60	15,659
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.7975% versus the three month USD-LIBOR-BBA maturing October 2021.	382,000	Oct-16/2.7975	14,039
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.52% versus the three month USD-LIBOR-BBA maturing January 2022.	297,000	Jan-12/2.52	12,893
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing August 2022.	2,127,000	Aug-12/2.4475	89,291

Total			$10,241,332

TBA SALE COMMITMENTS OUTSTANDING at 12/31/11 (proceeds receivable $1,041,172) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association , 4s, January 1, 2042	$1,000,000	1/12/12	$1,050,313

Total			$1,050,313

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$2,559,000		$(52,523)	12/19/21	3 month USD-LIBOR-BBA	2.355%	$25,432
		3,482,000		—	10/14/26	3 month USD-LIBOR-BBA	2.74%	177,342
		7,720,000		—	12/15/21	3 month USD-LIBOR-BBA	2.192%	121,484
		9,959,000		—	12/15/13	3 month USD-LIBOR-BBA	0.677%	(8,436)
		32,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	90
		377,000		—	1/3/22	2.0875%	3 month USD-LIBOR-BBA	(1,776)
	Barclays Bank PLC
		1,557,000		—	12/22/21	2.056%	3 month USD-LIBOR-BBA	(4,135)
		377,000		—	1/3/22	2.087%	3 month USD-LIBOR-BBA	(1,757)
		471,000		—	1/3/22	2.055%	3 month USD-LIBOR-BBA	(805)
		2,559,000		(18,681)	12/19/16	3 month USD-LIBOR-BBA	1.3525%	(1,794)
		3,570,000		(6,248)	1/3/14	0.6075%	3 month USD-LIBOR-BBA	2,285
		248,000	(E)	—	4/11/22	2.265%	3 month USD-LIBOR-BBA	(3,601)
		130,379,800		—	10/7/15	3 month USD-LIBOR-BBA	1.041%	533,592
		2,472,930		—	10/7/18	3 month USD-LIBOR-BBA	1.73%	28,217
		4,433,660		21,725	10/11/16	1.97%	3 month USD-LIBOR-BBA	(156,672)
		353,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	10,361
		1,737,000		—	11/14/16	3 month USD-LIBOR-BBA	1.309%	10,918
		624,000		—	12/7/41	2.717%	3 month USD-LIBOR-BBA	(16,031)
		2,840,000		—	12/8/13	3 month USD-LIBOR-BBA	0.694%	(1,264)
		17,355,000		—	12/8/41	3 month USD-LIBOR-BBA	2.76%	603,517
		144,867,000		—	12/9/13	0.6685%	3 month USD-LIBOR-BBA	138,561
		9,992,000		—	12/12/13	0.63375%	3 month USD-LIBOR-BBA	16,642
		2,640,000		—	12/12/21	2.17%	3 month USD-LIBOR-BBA	(36,684)
		1,113,000		—	12/12/41	3 month USD-LIBOR-BBA	2.752%	36,543
		6,228,000		—	12/13/13	0.64375%	3 month USD-LIBOR-BBA	9,180
		244,000		—	12/13/21	3 month USD-LIBOR-BBA	2.128%	2,432
		2,104,000		—	12/14/13	3 month USD-LIBOR-BBA	0.65%	(2,893)
		508,000		—	12/14/21	3 month USD-LIBOR-BBA	2.165%	6,762
		487,000		—	12/14/41	2.763%	3 month USD-LIBOR-BBA	(17,066)
		21,130,000		—	12/16/21	2.1005%	3 month USD-LIBOR-BBA	(152,105)
		32,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	90
		15,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(3)
		2,886,000		—	12/22/13	0.7375%	3 month USD-LIBOR-BBA	(710)
	AUD	1,440,000		—	10/13/21	5.0575%	6 month AUD-BBR-BBSW	(55,576)
	AUD	474,000		—	11/11/21	4.805%	6 month AUD-BBR-BBSW	(9,122)
	AUD	498,000		—	11/14/21	4.84875%	6 month AUD-BBR-BBSW	(10,650)
	AUD	940,000		—	11/21/21	6 month AUD-BBR-BBSW	4.76%	14,780
	AUD	1,472,000		—	11/23/21	6 month AUD-BBR-BBSW	4.755%	22,634
	Citibank, N.A.
		$12,563,200		(64,546)	9/26/18	3 month USD-LIBOR-BBA	1.62%	7,206
		9,444,067		(452,371)	12/13/41	3 month USD-LIBOR-BBA	4.045%	2,456,747
		10,237,000		—	10/3/20	3 month USD-LIBOR-BBA	2.04%	163,755
		585,000		—	10/3/41	3 month USD-LIBOR-BBA	2.804%	28,427
		141,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	1,076
		1,200,000		—	7/8/41	3 month USD-LIBOR-BBA	4.0425%	386,347
		353,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	10,361
		7,300,000		—	8/5/16	1.505%	3 month USD-LIBOR-BBA	(157,892)
		300,000		—	8/5/41	3 month USD-LIBOR-BBA	3.5875%	66,550
		471,000		—	8/8/41	3.5825%	3 month USD-LIBOR-BBA	(103,858)
		880,000		—	8/8/41	3.517%	3 month USD-LIBOR-BBA	(181,662)
		14,600,000		—	9/9/16	1.1925%	3 month USD-LIBOR-BBA	(67,233)
		200,000		—	9/9/41	3.05%	3 month USD-LIBOR-BBA	(20,765)
		10,982,000		—	12/15/13	0.681%	3 month USD-LIBOR-BBA	8,404
		51,671,000		—	12/15/13	3 month USD-LIBOR-BBA	0.681%	(39,543)
		7,256,000		—	12/19/21	2.0805%	3 month USD-LIBOR-BBA	(37,090)
		4,120,000		—	12/19/21	3 month USD-LIBOR-BBA	2.0805%	21,060
		25,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(5)
		377,000		—	1/3/22	2.0875%	3 month USD-LIBOR-BBA	(1,776)
	Credit Suisse International
		10,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(2)
		3,075,000		—	12/23/13	3 month USD-LIBOR-BBA	0.73125%	337
		453,000		—	12/23/21	2.07875%	3 month USD-LIBOR-BBA	(2,124)
		1,709,000		—	12/23/41	2.66125%	3 month USD-LIBOR-BBA	(21,839)
		674,000		—	12/28/21	3 month USD-LIBOR-BBA	2.129%	6,042
		1,830,000		—	12/29/21	3 month USD-LIBOR-BBA	2.123%	15,518
		377,000		—	1/3/22	2.087%	3 month USD-LIBOR-BBA	(1,757)
		15,300,000		—	10/7/13	3 month USD-LIBOR-BBA	0.636%	(12,583)
		9,600,000		—	10/7/16	1.31%	3 month USD-LIBOR-BBA	(78,531)
		600,000		—	10/7/41	3 month USD-LIBOR-BBA	2.675%	12,447
		353,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	10,361
		98,000		—	11/8/16	3 month USD-LIBOR-BBA	1.239%	310
		9,143,400		442,998	11/16/41	3.425%	3 month USD-LIBOR-BBA	(1,186,290)
		368,000		—	8/18/41	3.3688%	3 month USD-LIBOR-BBA	(63,969)
		149,000		—	8/24/41	3.0775%	3 month USD-LIBOR-BBA	(16,513)
		183,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	4,169
		3,208,500		—	8/31/41	3 month USD-LIBOR-BBA	3.264%	485,559
		372,000		—	9/14/41	3 month USD-LIBOR-BBA	2.944%	30,053
		1,310,000		—	12/5/41	3 month USD-LIBOR-BBA	2.81%	59,781
		1,326,000		—	12/5/41	3 month USD-LIBOR-BBA	2.795%	56,280
		12,600,000		—	12/7/16	1.31875%	3 month USD-LIBOR-BBA	(69,784)
		15,700,000		—	12/7/13	3 month USD-LIBOR-BBA	0.68875%	(8,346)
		628,000		—	12/8/41	3 month USD-LIBOR-BBA	2.7875%	25,517
		28,364,000		—	12/13/13	3 month USD-LIBOR-BBA	0.6425%	(42,679)
		1,979,000		—	12/15/13	3 month USD-LIBOR-BBA	0.675%	(1,757)
		15,229,000		—	12/16/21	2.0895%	3 month USD-LIBOR-BBA	(94,023)
	Deutsche Bank AG
		4,016,000		—	9/27/18	3 month USD-LIBOR-BBA	1.515%	(5,694)
		20,352,000		—	6/10/41	3.97%	3 month USD-LIBOR-BBA	(5,865,700)
		635,936		—	6/10/41	3.95%	3 month USD-LIBOR-BBA	(181,467)
		1,669,139		(83,040)	12/23/41	3 month USD-LIBOR-BBA	4.0625%	435,879
		71,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	495
		3,022,470		—	10/7/18	3 month USD-LIBOR-BBA	1.7265%	33,767
		4,100,000		—	10/7/21	3 month USD-LIBOR-BBA	2.133%	62,732
		353,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	10,361
		286,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	10,225
		55,751,500		56,322	8/1/15	1.37%	3 month USD-LIBOR-BBA	(1,082,161)
		5,000,000		—	11/7/21	3 month USD-LIBOR-BBA	2.23%	110,252
		1,400,000		—	11/7/41	3 month USD-LIBOR-BBA	2.8825%	88,311
		9,441,100		—	8/17/18	1.84%	3 month USD-LIBOR-BBA	(218,533)
		21,685,000		—	12/2/21	3 month USD-LIBOR-BBA	2.2315%	440,137
		4,500,000		—	12/7/21	3 month USD-LIBOR-BBA	2.188%	71,676
		300,000		—	12/7/41	2.717%	3 month USD-LIBOR-BBA	(7,707)
		5,263,000		—	12/14/41	2.7575%	3 month USD-LIBOR-BBA	(178,260)
		67,956,000		—	12/14/13	3 month USD-LIBOR-BBA	0.6655%	(72,542)
		493,000		—	12/15/41	2.7825%	3 month USD-LIBOR-BBA	(19,290)
		32,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	90
		7,409,000		—	12/21/16	1.257%	3 month USD-LIBOR-BBA	(13,603)
		25,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(5)
		3,162,000		—	1/3/14	3 month USD-LIBOR-BBA	0.773%	2,814
	Goldman Sachs International
		32,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	90
		25,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(5)
		5,355,000		(13,019)	11/17/14	0.715%	3 month USD-LIBOR-BBA	(713)
		5,355,000		(16,333)	12/19/14	0.745%	3 month USD-LIBOR-BBA	(4,425)
		7,987,000		(13,977)	12/21/13	0.53%	3 month USD-LIBOR-BBA	16,980
		7,987,000		(13,977)	12/23/13	0.476%	3 month USD-LIBOR-BBA	25,615
		3,993,000		(6,938)	1/4/14	0.61%	3 month USD-LIBOR-BBA	2,486
		1,732,000		—	10/7/14	0.7775%	3 month USD-LIBOR-BBA	(827)
		353,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	10,361
		24,078,000		(10,236)	7/20/16	3 month USD-LIBOR-BBA	1.79%	863,207
		286,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	10,225
		10,700,000		—	8/24/16	1.235%	3 month USD-LIBOR-BBA	(79,679)
		2,683,000		—	11/22/16	3 month USD-LIBOR-BBA	1.3415%	19,938
		7,581,000		—	11/30/21	2.2475%	3 month USD-LIBOR-BBA	(166,179)
		36,715,000		—	12/5/13	3 month USD-LIBOR-BBA	0.661%	(38,478)
		398,000		—	12/5/41	3 month USD-LIBOR-BBA	2.8137%	18,478
		3,031,000		—	12/14/41	3 month USD-LIBOR-BBA	2.8111%	137,261
		1,323,000		—	12/6/41	2.76625%	3 month USD-LIBOR-BBA	(47,945)
		627,500		—	12/6/41	2.7375%	3 month USD-LIBOR-BBA	(18,906)
		10,734,000		—	12/7/13	3 month USD-LIBOR-BBA	0.685%	(6,592)
		631,000		—	12/9/41	2.7875%	3 month USD-LIBOR-BBA	(25,599)
		765,000		—	12/9/41	3 month USD-LIBOR-BBA	2.773%	28,672
		2,044,000		—	12/15/14	3 month USD-LIBOR-BBA	0.7925%	(1,443)
		949,000		—	12/16/14	3 month USD-LIBOR-BBA	0.822%	119
		72,000		—	12/19/21	2.075%	3 month USD-LIBOR-BBA	(332)
	JPMorgan Chase Bank, N.A.
		1,970,000		—	12/19/16	1.25625%	3 month USD-LIBOR-BBA	(3,756)
		32,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	90
		25,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(5)
		1,557,000		—	12/22/21	2.056%	3 month USD-LIBOR-BBA	(4,135)
		1,646,000		—	12/29/13	0.754%	3 month USD-LIBOR-BBA	(862)
		377,000		—	1/3/22	2.0885%	3 month USD-LIBOR-BBA	(1,810)
		3,946,361		—	6/10/26	3.591%	3 month USD-LIBOR-BBA	(613,561)
		353,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	10,361
		43,988,600		61,653	8/3/15	1.23%	3 month USD-LIBOR-BBA	(591,543)
		995,000		—	11/14/16	3 month USD-LIBOR-BBA	1.2725%	4,451
		228,000		—	11/30/21	3 month USD-LIBOR-BBA	2.228%	4,588
		15,120,000		—	12/1/21	2.182%	3 month USD-LIBOR-BBA	(238,663)
		96,000		—	12/2/21	3 month USD-LIBOR-BBA	2.153%	1,251
		1,247,000		—	12/5/21	3 month USD-LIBOR-BBA	2.288%	31,545
		1,383,000		—	12/5/21	3 month USD-LIBOR-BBA	2.26625%	32,198
		800,000		—	9/19/16	3 month USD-LIBOR-BBA	1.231%	4,829
		859,000		—	12/6/41	2.812%	3 month USD-LIBOR-BBA	(39,515)
		14,890,000		—	12/6/13	3 month USD-LIBOR-BBA	0.70%	(4,251)
		1,087,000		—	12/7/41	3 month USD-LIBOR-BBA	2.7925%	45,405
		1,255,000		—	12/8/41	3 month USD-LIBOR-BBA	2.77225%	46,940
		24,892,000		—	12/12/13	0.659%	3 month USD-LIBOR-BBA	28,929
		2,007,000		—	12/14/14	3 month USD-LIBOR-BBA	0.7725%	(2,583)
	EUR	2,020,000		—	12/16/16	1 month EUR-EONIA-OIS-COMPOUND	1.205%	15,006
	EUR	4,950,000		—	12/16/13	0.52%	1 month EUR-EONIA-OIS-COMPOUND	(8,777)
	MXN	31,840,000		—	12/9/16	1 month MXN-TIIE-BANXICO	5.76%	(8,240)
	UBS, AG
		$34,000,000		—	6/9/15	1.465%	3 month USD-LIBOR-BBA	(663,689)

	Total							$(4,665,643)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
baskets	141,440	$—	7/30/12	3 month USD-LIBOR-BBA	A basket (GDX) of common stocks	$(1,281,022)
Barclays Bank PLC
	$3,199,299	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(17,980)
	1,287,531	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(5,293)
	1,223,863	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	6,158
	2,576,706	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,613
	297,994	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,450
	118,394	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	625
	21,522	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	105
	23,949	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	108
	78,500	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	353
	56,547	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	255
	1,143,022	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(7,558)
	89,761	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	761
Citibank, N.A.
	1,250,533	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,607
baskets	273	—	4/11/12	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL1) of common stocks	1,696,584
units	6,046	—	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 2000 Total Return Index	(1,113,445)
units	252	—	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 2000 Total Return Index	(46,140)
units	87	—	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 1000 Total Return Index	(16,022)
Goldman Sachs International
EUR	1,968,000	—	10/18/13	(1.7775%)	Eurostat Eurozone HICP excluding tobacco	(20,479)
JPMorgan Chase Bank, N.A.
shares	269,208	—	10/22/12	(3 month USD-LIBOR-BBA plus 0.04%)	iShares MSCI Emerging Markets Index	131,904

Total						$(649,416)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Barclays Bank PLC
	DJ CDX NA IG Series 17 Index	BBB+/P	$43,513		$4,395,000	12/20/16	100 bp	$4,808
	Credit Suisse International
	DJ CDX NA HY Series 17 Version 1 Index	B+/P	1,669,998		16,468,900	12/20/16	500 bp	540,340
	Deutsche Bank AG
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	440,000	9/20/13	715 bp	47,743
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	690,000	9/20/13	477 bp	35,846
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	690,000	9/20/13	535 bp	44,736
	JPMorgan Chase Bank, N.A.
	DJ CDX NA HY Series 17 Version 1 Index	B+/P	755,747		$7,452,900	12/20/16	500 bp	244,528
	Republic of Italy, 6 7/8%, 9/27/23	—	(323,904)		1,223,000	12/20/21	(100 bp)	(33,555)
	Republic of Italy, 6 7/8%, 9/27/23	A2	271,216		3,089,000	12/20/13	100 bp	44,679

	Total							$929,125

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2011. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through December 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $523,777,907.
(b)	The aggregate identified cost on a tax basis is $641,703,685, resulting in gross unrealized appreciation and depreciation of $45,787,224 and $18,040,087, respectively, or net unrealized appreciation of $27,747,137.
(NON)	Non-income-producing security.
(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $98,073, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $433,329.
The fund received cash collateral of $454,772, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $17,740 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $74,543,769 and $73,886,664, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $304,554,004 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash and to manage exposure to market risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately $204,800,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $157,200,000 on written options contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $748,646 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
As of the close of the reporting period, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. At the close of the reporting period, the fund had net asset position of $2,688,180 and net liability position of $14,757,363 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $14,749,292. The fund intends to seek a waiver of or other relief from this provision, from the counterparties.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$5,848,478	$3,599,224	$17,170
Capital goods	7,270,904	3,897,275	27,661
Communication services	7,060,772	2,315,491	—
Conglomerates	2,004,965	287,733	—
Consumer cyclicals	16,074,528	4,176,548	492
Consumer staples	12,388,505	4,252,105	1,416
Energy	14,314,148	3,230,639	—
Financials	17,567,180	7,060,137	—
Health care	16,020,584	3,752,860	—
Technology	29,240,076	851,795	—
Transportation	1,118,678	1,144,516	—
Utilities and power	4,184,448	1,485,316	—
Total common stocks	133,093,266	36,053,639	46,739
Asset-backed securities	—	7,501,637	—
Commodity linked notes	—	1,406,083	—
Convertible bonds and notes	—	229,988	—
Convertible preferred stocks	—	396,354	—
Corporate bonds and notes	—	120,293,741	102,340
Foreign government bonds and notes	—	11,705,552	—
Investment Companies	4,323,537	—	—
Mortgage-backed securities	—	35,332,929	—
Municipal bonds and notes	—	176,136	—
Preferred stocks	—	401,030	—
Purchased options outstanding	—	4,813,374	—
Senior loans	—	2,710,575	263,013
U.S. Government and Agency Mortgage Obligations	—	130,323,298	—
Warrants	—	209	8,376
Short-term investments	106,182,324	74,086,682	—

Totals by level	$243,599,127	$425,431,227	$420,468

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(7,912)	$—
Futures contracts	331,372	—	—
Written options	—	(10,241,332)	—
TBA sale commitments	—	(1,050,313)	—
Interest rate swap contracts	—	(4,496,452)	—
Total return swap contracts		(649,416)	—
Credit default contracts	—	(1,487,445)	—

Totals by level	$331,372	$(17,932,870)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$418,674	$1,906,119
Foreign exchange contracts	1,662,946	1,670,858
Equity contracts	2,363,006	3,021,409
Interest rate contracts	14,570,882	24,146,348

Total	$19,015,508	$30,744,734

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2012